UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2014

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 3.1%
Honeywell International, Inc.	79,414	$7,395,032
Precision Castparts Corp.	26,197	6,205,545
United Technologies Corp.	87,658	9,256,685

		$22,857,262

Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A” (a)	40,551	$3,534,425
Molson Coors Brewing Co.	29,577	2,201,712

		$5,736,137

Apparel Manufacturers – 1.2%
Global Brands Group Holding Ltd. (a)	3,954,000	$870,762
Li & Fung Ltd.	730,000	829,198
NIKE, Inc., “B”	25,597	2,283,252
PVH Corp.	37,598	4,554,998

		$8,538,210

Automotive – 0.7%
Delphi Automotive PLC	84,695	$5,195,191

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (a)	30,543	$5,064,640
Biogen Idec, Inc. (a)	22,108	7,313,547

		$12,378,187

Broadcasting – 2.7%
Time Warner, Inc.	84,787	$6,376,830
Twenty-First Century Fox, Inc.	241,904	8,294,888
Walt Disney Co.	54,848	4,883,117

		$19,554,835

Brokerage & Asset Managers – 2.4%
BlackRock, Inc.	17,356	$5,698,322
Franklin Resources, Inc.	118,114	6,450,206
Intercontinental Exchange, Inc.	26,101	5,091,000

		$17,239,528

Business Services – 1.9%
Accenture PLC, “A”	59,635	$4,849,518
Fidelity National Information Services, Inc.	69,490	3,912,287
FleetCor Technologies, Inc. (a)	25,017	3,555,416
Gartner, Inc. (a)	20,957	1,539,711

		$13,856,932

Cable TV – 1.8%
Charter Communications, Inc., “A” (a)	23,684	$3,585,047
Comcast Corp., “Special A”	111,058	5,941,603
Time Warner Cable, Inc.	23,345	3,349,774

		$12,876,424

Chemicals – 0.8%
E.I. du Pont de Nemours & Co.	82,837	$5,944,383

Computer Software – 3.1%
Adobe Systems, Inc. (a)	21,702	$1,501,561
Citrix Systems, Inc. (a)	70,453	5,026,117

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	197,255	$7,550,921
Qlik Technologies, Inc. (a)	97,926	2,647,919
Salesforce.com, Inc. (a)	100,875	5,803,339

		$22,529,857

Computer Software – Systems – 5.9%
Apple, Inc. (s)	214,525	$21,613,394
CDW Corp.	44,472	1,380,856
EMC Corp.	354,452	10,371,266
Hewlett-Packard Co.	230,681	8,182,255
NCR Corp. (a)	48,995	1,636,923

		$43,184,694

Construction – 0.8%
Sherwin-Williams Co.	27,933	$6,117,048

Consumer Products – 2.6%
Colgate-Palmolive Co.	104,358	$6,806,229
Estee Lauder Cos., Inc., “A”	47,811	3,572,438
Newell Rubbermaid, Inc.	136,834	4,708,458
Procter & Gamble Co.	48,443	4,056,617

		$19,143,742

Consumer Services – 0.7%
Priceline Group, Inc. (a)	4,180	$4,842,864

Containers – 0.6%
Crown Holdings, Inc. (a)	97,790	$4,353,611

Electrical Equipment – 2.7%
Danaher Corp.	188,084	$14,290,622
W.W. Grainger, Inc.	21,283	5,355,867

		$19,646,489

Electronics – 2.0%
Altera Corp.	120,535	$4,312,742
Mellanox Technologies Ltd. (a)	52,618	2,360,970
Microchip Technology, Inc.	76,198	3,598,832
NXP Semiconductors N.V. (a)	57,953	3,965,724

		$14,238,268

Energy – Independent – 4.7%
Anadarko Petroleum Corp.	62,307	$6,320,422
Cabot Oil & Gas Corp.	122,665	4,009,919
EOG Resources, Inc.	32,829	3,250,728
EQT Corp.	33,386	3,056,154
Marathon Petroleum Corp.	22,374	1,894,407
Memorial Resource Development Corp. (a)	99,855	2,707,069
Noble Energy, Inc.	70,675	4,831,343
Pioneer Natural Resources Co.	24,882	4,901,008
Whiting Petroleum Corp. (a)	43,188	3,349,229

		$34,320,279

Energy – Integrated – 2.6%
Exxon Mobil Corp. (s)	203,875	$19,174,444

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 0.3%
Fluor Corp.	38,338	$2,560,595

Food & Beverages – 2.8%
Coca-Cola Co.	228,667	$9,754,934
General Mills, Inc.	87,294	4,403,982
Mondelez International, Inc.	180,773	6,194,187

		$20,353,103

Food & Drug Stores – 0.7%
CVS Health Corp.	68,469	$5,449,448

Gaming & Lodging – 0.4%
Wynn Resorts Ltd.	15,861	$2,967,276

General Merchandise – 1.4%
Kohl’s Corp.	76,841	$4,689,606
Target Corp.	82,676	5,182,132

		$9,871,738

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	87,221	$7,522,811

Insurance – 3.0%
ACE Ltd.	38,973	$4,087,099
American International Group, Inc.	137,962	7,452,707
MetLife, Inc.	194,069	10,425,387

		$21,965,193

Internet – 5.5%
eBay, Inc. (a)	78,722	$4,458,027
Facebook, Inc., “A“ (a)	102,393	8,093,143
Google, Inc., “A” (a)	22,765	13,395,154
Google, Inc., “C” (a)	14,242	8,222,761
LinkedIn Corp., “A” (a)	19,757	4,105,307
Yelp, Inc. (a)	26,818	1,830,328

		$40,104,720

Machinery & Tools – 2.5%
Eaton Corp. PLC	74,356	$4,711,940
Joy Global, Inc.	71,479	3,898,465
Roper Industries, Inc.	64,481	9,432,925

		$18,043,330

Major Banks – 6.3%
Bank of America Corp.	330,676	$5,638,026
Goldman Sachs Group, Inc.	25,837	4,742,898
JPMorgan Chase & Co. (s)	211,563	12,744,555
Morgan Stanley	159,083	5,499,499
State Street Corp.	66,359	4,884,686
Wells Fargo & Co.	240,670	12,483,553

		$45,993,217

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	59,629	$4,211,596
McKesson Corp.	19,279	3,753,043

		$7,964,639

Medical Equipment – 3.8%
Abbott Laboratories	191,445	$7,962,198
Covidien PLC	52,241	4,519,369

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
DENTSPLY International, Inc.	55,769	$2,543,066
Stryker Corp.	68,579	5,537,754
Thermo Fisher Scientific, Inc.	61,311	7,461,549

		$28,023,936

Natural Gas – Distribution – 0.5%
Sempra Energy	34,733	$3,660,164

Natural Gas – Pipeline – 0.6%
Williams Cos., Inc.	76,141	$4,214,404

Oil Services – 2.0%
Cameron International Corp. (a)	51,761	$3,435,895
Halliburton Co.	108,818	7,019,849
Schlumberger Ltd.	37,637	3,827,307

		$14,283,051

Other Banks & Diversified Financials – 5.1%
American Express Co.	82,120	$7,188,785
BB&T Corp.	79,888	2,972,632
Citigroup, Inc.	186,745	9,677,126
Discover Financial Services	57,525	3,704,035
Visa, Inc., “A”	65,235	13,919,192

		$37,461,770

Pharmaceuticals – 6.0%
AbbVie, Inc.	126,189	$7,288,677
Actavis PLC (a)	36,480	8,801,894
Bristol-Myers Squibb Co.	125,028	6,398,933
Endo International PLC (a)	51,462	3,516,913
Merck & Co., Inc.	159,544	9,457,768
Valeant Pharmaceuticals International, Inc. (a)	41,138	5,397,306
Zoetis, Inc.	79,882	2,951,640

		$43,813,131

Railroad & Shipping – 1.7%
Canadian Pacific Railway Ltd.	12,892	$2,674,703
Union Pacific Corp.	89,135	9,664,017

		$12,338,720

Restaurants – 1.2%
McDonald’s Corp.	61,152	$5,797,821
YUM! Brands, Inc.	44,701	3,217,578

		$9,015,399

Specialty Chemicals – 1.0%
Albemarle Corp.	58,608	$3,452,011
W.R. Grace & Co. (a)	40,113	3,647,876

		$7,099,887

Specialty Stores – 4.1%
Amazon.com, Inc. (a)	12,393	$3,995,999
AutoZone, Inc. (a)	7,305	3,723,066
Bed Bath & Beyond, Inc. (a)	54,210	3,568,644
Burlington Stores, Inc. (a)	92,945	3,704,788
L Brands, Inc.	68,431	4,583,508
Ross Stores, Inc.	46,379	3,505,325

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Sally Beauty Holdings, Inc. (a)	98,640	$2,699,777
Urban Outfitters, Inc. (a)	107,048	3,928,662

		$29,709,769

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	56,356	$5,276,612
SBA Communications Corp. (a)	19,579	2,171,311

		$7,447,923

Telephone Services – 1.2%
Verizon Communications, Inc.	175,525	$8,774,495

Tobacco – 1.2%
Philip Morris International, Inc.	106,502	$8,882,267

Utilities – Electric Power – 2.4%
American Electric Power Co., Inc.	69,706	$3,639,350
CMS Energy Corp.	173,842	5,156,154
Northeast Utilities	97,768	4,331,122
NRG Energy, Inc.	148,573	4,528,505

		$17,655,131

Total Common Stocks		$726,904,502

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

PUT OPTIONS PURCHASED – 0.0%
Electronics – 0.0%
Intel Corp. – October 2014 @ $31	455	$4,550

	Shares/Par

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	3,411,316	$3,411,316

Total Investments		$730,320,368

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(779,645)

NET ASSETS – 100.0%		$729,540,723

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2014, the fund had cash collateral of $7,995 and other liquid securities with an aggregate value of $574,084 to cover any commitments for securities sold short and certain derivative contracts. At September 30, 2014, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$726,909,052	$—	$—	$726,909,052
Mutual Funds	3,411,316	—	—	3,411,316
Total Investments	$730,320,368	$—	$—	$730,320,368

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $829,198 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$562,101,292
Gross unrealized appreciation	170,333,630
Gross unrealized depreciation	(2,114,554)
Net unrealized appreciation (depreciation)	$168,219,076

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	575,033	97,935,909	(95,099,626)	3,411,316

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,882	$3,411,316

5

QUARTERLY REPORT

September 30, 2014

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Alcoholic Beverages – 1.3%
Pernod Ricard S.A.	16,029	$1,811,696

Apparel Manufacturers – 2.1%
Global Brands Group Holding Ltd. (a)	1,732,000	$381,427
Li & Fung Ltd.	832,000	945,059
LVMH Moet Hennessy Louis Vuitton S.A.	9,860	1,598,315

		$2,924,801

Automotive – 4.8%
Autoliv, Inc.	13,724	$1,261,510
DENSO Corp.	50,500	2,327,581
Honda Motor Co. Ltd.	64,900	2,248,644
Kia Motors Corp.	18,089	920,521

		$6,758,256

Broadcasting – 1.4%
ProSiebenSat.1 Media AG	15,415	$613,567
WPP PLC	66,371	1,327,560

		$1,941,127

Brokerage & Asset Managers – 0.4%
Computershare Ltd.	53,251	$566,947

Business Services – 3.4%
Cognizant Technology Solutions Corp., “A” (a)	29,905	$1,338,847
Compass Group PLC	60,803	982,258
Experian Group Ltd.	56,182	892,416
Mitsubishi Corp.	40,900	837,578
Nomura Research, Inc.	21,600	698,172

		$4,749,271

Computer Software – 0.5%
Dassault Systems S.A.	11,650	$745,640

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	99,000	$1,198,478

Consumer Products – 1.9%
L’Oreal S.A.	7,694	$1,218,529
Reckitt Benckiser Group PLC	17,342	1,501,034

		$2,719,563

Electrical Equipment – 3.6%
Legrand S.A.	8,392	$435,265
Schneider Electric S.A.	30,229	2,311,540
Siemens AG	19,404	2,312,842

		$5,059,647

Electronics – 2.7%
Infineon Technologies AG	67,238	$695,790
MediaTek, Inc.	117,000	1,732,721
Taiwan Semiconductor Manufacturing Co. Ltd.	334,174	1,318,262

		$3,746,773

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.0%
Cairn Energy PLC (a)	66,776	$189,914
Cenovus Energy, Inc.	15,747	423,641
Galp Energia SGPS S.A., “B”	32,313	524,225
INPEX Corp.	51,500	727,597
Oil Search Ltd.	49,731	388,395
Reliance Industries Ltd.	32,825	502,633

		$2,756,405

Energy – Integrated – 4.4%
BG Group PLC	74,362	$1,367,869
Royal Dutch Shell PLC, “A”	125,213	4,775,892

		$6,143,761

Engineering – Construction – 0.8%
JGC Corp.	39,000	$1,064,655

Food & Beverages – 4.6%
Groupe Danone	32,739	$2,185,660
M. Dias Branco S.A. Industria e Comercio de Alimentos	17,436	695,374
Nestle S.A.	48,935	3,589,367

		$6,470,401

Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	17,100	$760,087

Gaming & Lodging – 0.4%
Sands China Ltd.	115,600	$602,948

General Merchandise – 0.2%
Lojas Renner S.A.	9,758	$283,362

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	84,176	$306,063

Insurance – 6.1%
AIA Group Ltd.	413,800	$2,139,651
Hiscox Ltd.	54,000	551,515
ING Groep N.V. (a)	152,222	2,165,174
Prudential PLC	52,737	1,171,331
Sony Financial Holdings, Inc.	31,600	511,132
Zurich Insurance Group AG	6,600	1,962,575

		$8,501,378

Machinery & Tools – 3.3%
Atlas Copco AB, “A”	77,492	$2,215,113
Joy Global, Inc.	19,265	1,050,713
Schindler Holding AG	10,346	1,400,279

		$4,666,105

Major Banks – 9.9%
BNP Paribas	28,024	$1,853,184
HSBC Holdings PLC	322,070	3,277,821
Mitsubishi UFJ Financial Group, Inc.	253,900	1,435,776
Royal Bank of Scotland Group PLC (a)	268,102	1,600,321
Standard Chartered PLC	63,616	1,171,927

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	48,000	$1,956,763
Westpac Banking Corp.	87,938	2,474,591

		$13,770,383

Medical Equipment – 1.1%
Sonova Holding AG	4,830	$770,798
Terumo Corp.	33,300	798,228

		$1,569,026

Metals & Mining – 3.0%
Gerdau S.A., ADR	92,220	$442,656
Iluka Resources Ltd.	127,113	874,769
Rio Tinto Ltd.	57,977	2,849,289

		$4,166,714

Natural Gas – Distribution – 2.9%
Centrica PLC	160,212	$796,697
China Resources Gas Group Ltd.	238,000	643,670
GDF SUEZ	57,126	1,428,762
Tokyo Gas Co. Ltd.	200,000	1,124,231

		$3,993,360

Natural Gas – Pipeline – 0.4%
APA Group	88,458	$576,224

Network & Telecom – 1.1%
Ericsson, Inc., “B”	116,613	$1,471,920

Oil Services – 0.5%
Technip	8,603	$721,850

Other Banks & Diversified Financials – 7.3%
Aeon Credit Service Co. Ltd.	28,600	$612,028
DBS Group Holdings Ltd.	98,000	1,415,035
Erste Group Bank AG	32,339	737,181
HDFC Bank Ltd., ADR	11,856	552,252
Julius Baer Group Ltd.	23,286	1,038,933
Kasikornbank PLC, NVDR	84,400	611,689
KBC Group N.V. (a)	29,168	1,539,780
Sberbank of Russia, ADR (a)	55,231	434,696
UBS AG	135,663	2,353,769
UniCredit S.p.A.	110,165	862,704

		$10,158,067

Pharmaceuticals – 9.9%
Bayer AG	19,608	$2,746,538
GlaxoSmithKline PLC	104,297	2,387,150
Novartis AG	55,264	5,204,658
Roche Holding AG	4,562	1,350,818
Santen Pharmaceutical Co. Ltd.	36,800	2,060,196

		$13,749,360

Printing & Publishing – 0.8%
Reed Elsevier N.V.	48,536	$1,099,800

Real Estate – 1.6%
Deutsche Wohnen AG	27,503	$587,762
Intu Properties PLC, REIT	113,103	591,693
Mitsui Fudosan Co. Ltd.	33,000	1,010,837

		$2,190,292

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.8%
Whitbread PLC	23,782	$1,601,541
YUM! Brands, Inc.	11,752	845,909

		$2,447,450

Specialty Chemicals – 4.6%
Akzo Nobel N.V.	30,242	$2,060,228
JSR Corp.	76,100	1,327,370
Linde AG	11,581	2,225,557
Symrise AG	14,225	756,167

		$6,369,322

Specialty Stores – 0.5%
Esprit Holdings Ltd.	243,100	$314,330
Ryohin Keikaku Co. Ltd.	2,900	345,594

		$659,924

Telecommunications – Wireless – 3.5%
KDDI Corp.	45,400	$2,729,174
Mobile TeleSystems OJSC (a)	57,579	398,440
Philippine Long Distance Telephone Co.	5,870	405,220
Vodafone Group PLC	424,778	1,400,207

		$4,933,041

Telephone Services – 1.8%
BT Group PLC	99,848	$611,616
Hellenic Telecommunications Organization S.A. (a)	32,913	432,336
Royal KPN N.V. (a)	185,037	590,694
Telecom Italia S.p.A. – Savings Shares	596,395	528,565
Telefonica Brasil S.A., ADR	16,035	315,569

		$2,478,780

Tobacco – 1.2%
Japan Tobacco, Inc.	50,200	$1,632,673

Trucking – 1.1%
Yamato Holdings Co. Ltd.	84,200	$1,567,306

Utilities – Electric Power – 0.5%
Canadian Utilities Ltd.	20,252	$707,403

Total Common Stocks		$138,040,259

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,528,732	$1,528,732

Total Investments		$139,568,991

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(166,431)

NET ASSETS – 100.0%		$139,402,560

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$8,176,618	$20,871,433	$—	$29,048,051
Japan	25,775,623	—	—	25,775,623
Switzerland	—	17,671,197	—	17,671,197
France	—	14,310,440	—	14,310,440
Germany	8,568,488	1,369,734	—	9,938,222
Netherlands	—	5,915,896	—	5,915,896
Hong Kong	5,581,892	—	—	5,581,892
Australia	4,880,926	—	—	4,880,926
United States	4,496,979	—	—	4,496,979
Other Countries	11,708,409	8,712,624	—	20,421,033
Mutual Funds	1,528,732	—	—	1,528,732
Total Investments	$70,717,667	$68,851,324	$—	$139,568,991

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $61,634,706 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,927,674 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$136,227,260
Gross unrealized appreciation	15,599,803
Gross unrealized depreciation	(12,258,072)
Net unrealized appreciation (depreciation)	$3,341,731

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,340,796	22,707,192	(22,519,256)	1,528,732

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$945	$1,528,732

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United Kingdom	20.8%
Japan	18.5%
Switzerland	12.7%
France	10.3%
Germany	7.1%
United States	4.3%
Netherlands	4.2%
Hong Kong	4.0%
Australia	3.5%
Other Countries	14.6%

5

QUARTERLY REPORT

September 30, 2014

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.3%
Aerospace – 2.0%
Honeywell International, Inc.	144,751	$13,479,215
Precision Castparts Corp.	71,296	16,888,596

		$30,367,811

Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A” (a)	97,024	$8,456,612
Diageo PLC	79,873	2,309,446
Pernod Ricard S.A.	53,116	6,003,496

		$16,769,554

Apparel Manufacturers – 3.1%
LVMH Moet Hennessy Louis Vuitton S.A.	51,249	$8,307,509
NIKE, Inc., “B”	111,896	9,981,123
PVH Corp.	64,662	7,833,801
VF Corp.	311,970	20,599,379

		$46,721,812

Automotive – 0.3%
BorgWarner Transmission Systems, Inc.	84,163	$4,427,815

Biotechnology – 8.0%
Alexion Pharmaceuticals, Inc. (a)	125,968	$20,888,014
Biogen Idec, Inc. (a)	90,959	30,090,147
Celgene Corp. (a)	207,010	19,620,408
Gilead Sciences, Inc. (a)	205,028	21,825,231
Isis Pharmaceuticals, Inc. (a)	44,132	1,713,646
Puma Biotechnology, Inc. (a)	22,995	5,485,917
Regeneron Pharmaceuticals, Inc. (a)	45,892	16,544,984
Vertex Pharmaceuticals, Inc. (a)	46,819	5,258,242

		$121,426,589

Broadcasting – 4.7%
Discovery Communications, Inc., “A” (a)	96,203	$3,636,473
Discovery Communications, Inc., “C” (a)	96,203	3,586,448
Time Warner, Inc.	225,959	16,994,376
Twenty-First Century Fox, Inc.	739,995	25,374,429
Viacom, Inc., “B”	37,292	2,869,246
Walt Disney Co.	210,441	18,735,562

		$71,196,534

Brokerage & Asset Managers – 2.9%
Affiliated Managers Group, Inc. (a)	51,343	$10,287,083
BlackRock, Inc.	26,931	8,841,986
Intercontinental Exchange, Inc.	130,456	25,445,443

		$44,574,512

Business Services – 3.1%
Cognizant Technology Solutions Corp., “A” (a)	511,620	$22,905,227
FleetCor Technologies, Inc. (a)	113,706	16,159,897
Realogy Holdings Corp. (a)	68,814	2,559,881
Verisk Analytics, Inc., “A” (a)	98,077	5,971,909

		$47,596,914

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – 1.6%
Comcast Corp., “Special A”	442,920	$23,696,220

Chemicals – 1.3%
Monsanto Co.	180,789	$20,340,570

Computer Software – 4.1%
Adobe Systems, Inc. (a)	88,045	$6,091,834
Citrix Systems, Inc. (a)	107,282	7,653,498
Oracle Corp.	576,273	22,059,730
PTC, Inc. (a)	113,367	4,183,242
Salesforce.com, Inc. (a)	336,789	19,375,471
VMware, Inc., “A” (a)	23,443	2,199,891

		$61,563,666

Computer Software – Systems – 3.3%
Apple, Inc.	204,341	$20,587,356
EMC Corp.	1,032,606	30,214,052

		$50,801,408

Construction – 1.3%
Sherwin-Williams Co.	88,608	$19,404,266

Consumer Products – 1.4%
Colgate-Palmolive Co.	207,140	$13,509,671
Estee Lauder Cos., Inc., “A”	95,801	7,158,251

		$20,667,922

Consumer Services – 2.1%
Priceline Group, Inc. (a)	24,551	$28,444,298
TripAdvisor, Inc. (a)	29,020	2,653,008

		$31,097,306

Electrical Equipment – 3.1%
AMETEK, Inc.	292,190	$14,670,860
Danaher Corp.	420,028	31,913,727

		$46,584,587

Electronics – 1.1%
Altera Corp.	273,945	$9,801,752
Broadcom Corp., “A”	168,666	6,817,480

		$16,619,232

Energy – Independent – 3.3%
Anadarko Petroleum Corp.	129,205	$13,106,555
Concho Resources, Inc. (a)	33,147	4,156,302
Noble Energy, Inc.	198,933	13,599,060
Pioneer Natural Resources Co.	75,207	14,813,523
Whiting Petroleum Corp. (a)	47,029	3,647,099

		$49,322,539

Food & Beverages – 1.9%
Groupe Danone	99,319	$6,630,549
Mead Johnson Nutrition Co., “A”	125,250	12,051,555
Mondelez International, Inc.	311,852	10,685,609

		$29,367,713

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.8%
CVS Health Corp.	160,070	$12,739,971

Gaming & Lodging – 3.8%
Hilton Worldwide Holdings, Inc. (a)	217,606	$5,359,636
Las Vegas Sands Corp.	237,133	14,752,044
Marriott International, Inc., “A”	226,849	15,856,745
Wynn Resorts Ltd.	112,153	20,981,583

		$56,950,008

General Merchandise – 0.8%
Costco Wholesale Corp.	94,173	$11,801,760

Insurance – 0.3%
MetLife, Inc.	86,422	$4,642,590

Internet – 9.5%
Alibaba Group Holding Ltd., ADR (a)	5,246	$466,107
Facebook, Inc., “A“ (a)	470,335	37,175,278
Google, Inc., “A” (a)	72,114	42,432,599
Google, Inc., “C” (a)	64,612	37,304,384
LinkedIn Corp., “A” (a)	65,002	13,506,766
Twitter, Inc. (a)	103,067	5,316,196
Yahoo!, Inc. (a)	189,253	7,712,060

		$143,913,390

Machinery & Tools – 1.4%
Colfax Corp. (a)	122,406	$6,973,470
Joy Global, Inc.	54,571	2,976,302
Roper Industries, Inc.	81,523	11,926,000

		$21,875,772

Major Banks – 0.5%
Morgan Stanley	239,766	$8,288,711

Medical & Health Technology & Services – 1.8%
Cerner Corp. (a)	178,679	$10,643,908
McKesson Corp.	82,430	16,046,648

		$26,690,556

Medical Equipment – 4.8%
Abbott Laboratories	309,421	$12,868,819
C.R. Bard, Inc.	32,427	4,627,657
Cooper Cos., Inc.	41,566	6,473,905
Covidien PLC	169,957	14,702,980
Thermo Fisher Scientific, Inc.	282,501	34,380,372

		$73,053,733

Network & Telecom – 0.4%
Qualcomm, Inc.	80,809	$6,042,089

Oil Services – 1.5%
Halliburton Co.	147,499	$9,515,160
Schlumberger Ltd.	128,357	13,052,623

		$22,567,783

Other Banks & Diversified Financials – 5.6%
American Express Co.	214,471	$18,774,791
MasterCard, Inc., “A”	367,871	27,193,024

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	182,978	$39,042,016

		$85,009,831

Pharmaceuticals – 4.8%
AbbVie, Inc.	78,108	$4,511,518
Actavis PLC (a)	123,707	29,848,025
Bristol-Myers Squibb Co.	412,505	21,112,006
Valeant Pharmaceuticals International, Inc. (a)	78,948	10,357,978
Zoetis, Inc.	198,062	7,318,391

		$73,147,918

Printing & Publishing – 0.3%
Moody’s Corp.	56,194	$5,310,333

Railroad & Shipping – 1.3%
Kansas City Southern Co.	51,639	$6,258,647
Union Pacific Corp.	119,275	12,931,796

		$19,190,443

Restaurants – 1.2%
Starbucks Corp.	173,874	$13,120,532
YUM! Brands, Inc.	72,730	5,235,105

		$18,355,637

Specialty Chemicals – 0.8%
Airgas, Inc.	49,977	$5,529,955
Ecolab, Inc.	57,728	6,628,906

		$12,158,861

Specialty Stores – 5.3%
Amazon.com, Inc. (a)	39,948	$12,880,833
AutoZone, Inc. (a)	13,852	7,059,810
L Brands, Inc.	134,175	8,987,042
Ross Stores, Inc.	314,054	23,736,201
Tiffany & Co.	76,575	7,374,938
TJX Cos., Inc.	242,457	14,346,181
Tractor Supply Co.	83,748	5,151,339
Urban Outfitters, Inc. (a)	42,296	1,552,263

		$81,088,607

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	352,152	$32,971,992

Tobacco – 0.5%
Philip Morris International, Inc.	89,325	$7,449,705

Total Common Stocks		$1,475,796,660

MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	46,671,075	$46,671,075

Total Investments		$1,522,467,735

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(5,768,951)

NET ASSETS – 100.0%		$1,516,698,784

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,441,721,575	$—	$—	$1,441,721,575
France	—	20,941,554	—	20,941,554
Canada	10,357,978	—	—	10,357,978
United Kingdom	—	2,309,446	—	2,309,446
China	466,107	—	—	466,107
Mutual Funds	46,671,075	—	—	46,671,075
Total Investments	$1,499,216,735	$23,251,000	$—	$1,522,467,735

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $23,251,000 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

4

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,073,316,472
Gross unrealized appreciation	456,806,106
Gross unrealized depreciation	(7,654,843)
Net unrealized appreciation (depreciation)	$449,151,263

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,764,729	194,782,411	(170,876,065)	46,671,075

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,709	$46,671,075

5

QUARTERLY REPORT

September 30, 2014

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 4.8%
Honeywell International, Inc.	107,426	$10,003,507
Precision Castparts Corp.	36,270	8,591,638
United Technologies Corp.	106,056	11,199,514

		$29,794,659

Alcoholic Beverages – 1.8%
Diageo PLC	157,632	$4,557,768
Pernod Ricard S.A.	60,156	6,799,200

		$11,356,968

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	32,073	$5,199,062
NIKE, Inc., “B”	48,196	4,299,083
VF Corp.	82,993	5,480,028

		$14,978,173

Automotive – 0.4%
Delphi Automotive PLC	42,165	$2,586,401

Broadcasting – 5.0%
Time Warner, Inc.	133,270	$10,023,237
Twenty-First Century Fox, Inc.	212,597	7,289,951
Walt Disney Co.	153,574	13,672,693

		$30,985,881

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	30,693	$10,077,126
Franklin Resources, Inc.	40,969	2,237,317
NASDAQ OMX Group, Inc.	130,322	5,528,259

		$17,842,702

Business Services – 4.1%
Accenture PLC, “A”	111,491	$9,066,448
Cognizant Technology Solutions Corp., “A” (a)	186,092	8,331,339
Fidelity National Information Services, Inc.	143,003	8,051,069

		$25,448,856

Cable TV – 1.7%
Comcast Corp., “A”	190,683	$10,254,932

Computer Software – 1.8%
Citrix Systems, Inc. (a)	69,428	$4,952,994
Oracle Corp.	157,254	6,019,683

		$10,972,677

Computer Software – Systems – 4.3%
Apple, Inc.	66,469	$6,696,752
EMC Corp.	471,100	13,784,386
Hewlett-Packard Co.	162,291	5,756,462

		$26,237,600

Construction – 1.0%
Sherwin-Williams Co.	27,592	$6,042,372

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 3.6%
Colgate-Palmolive Co.	77,229	$5,036,875
Newell Rubbermaid, Inc.	141,172	4,857,729
Procter & Gamble Co.	148,530	12,437,902

		$22,332,506

Containers – 0.9%
Crown Holdings, Inc. (a)	132,479	$5,897,965

Electrical Equipment – 3.7%
Danaher Corp.	212,442	$16,141,343
W.W. Grainger, Inc.	26,910	6,771,902

		$22,913,245

Electronics – 2.8%
Altera Corp.	202,201	$7,234,752
Microchip Technology, Inc.	210,802	9,956,178

		$17,190,930

Energy – Independent – 3.6%
EOG Resources, Inc.	84,274	$8,344,811
Noble Energy, Inc.	112,679	7,702,736
Occidental Petroleum Corp.	62,041	5,965,242

		$22,012,789

Engineering – Construction – 0.7%
Fluor Corp.	65,659	$4,385,365

Food & Beverages – 2.6%
General Mills, Inc.	47,633	$2,403,085
Groupe Danone	98,903	6,602,777
Mondelez International, Inc.	200,686	6,876,506

		$15,882,368

General Merchandise – 2.0%
Kohl’s Corp.	104,591	$6,383,189
Target Corp.	96,248	6,032,825

		$12,416,014

Insurance – 0.8%
ACE Ltd.	48,116	$5,045,925

Internet – 3.2%
Google, Inc., “A” (a)	18,129	$10,667,285
Google, Inc., “C” (a)	15,392	8,886,725

		$19,554,010

Major Banks – 10.0%
Bank of America Corp.	487,167	$8,306,197
Goldman Sachs Group, Inc.	67,256	12,346,184
JPMorgan Chase & Co.	308,123	18,561,330
Morgan Stanley	155,204	5,365,402
State Street Corp.	50,988	3,753,227
Wells Fargo & Co.	251,125	13,025,854

		$61,358,194

Medical & Health Technology & Services – 0.8%
McKesson Corp.	24,552	$4,779,538

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 5.1%
Abbott Laboratories	132,004	$5,490,046
Covidien PLC	76,832	6,646,736
St. Jude Medical, Inc.	60,266	3,623,795
Stryker Corp.	63,076	5,093,387
Thermo Fisher Scientific, Inc.	87,223	10,615,039

		$31,469,003

Oil Services – 3.5%
Cameron International Corp. (a)	102,334	$6,792,931
National Oilwell Varco, Inc.	66,738	5,078,762
Schlumberger Ltd.	94,733	9,633,399

		$21,505,092

Other Banks & Diversified Financials – 5.3%
American Express Co.	122,851	$10,754,377
MasterCard, Inc., “A”	114,207	8,442,181
Visa, Inc., “A”	62,524	13,340,746

		$32,537,304

Pharmaceuticals – 7.2%
Bristol-Myers Squibb Co.	100,568	$5,147,070
Endo International PLC (a)	76,902	5,255,483
Johnson & Johnson	129,748	13,829,839
Pfizer, Inc.	379,416	11,219,331
Valeant Pharmaceuticals International, Inc. (a)	68,204	8,948,365

		$44,400,088

Railroad & Shipping – 1.4%
Canadian National Railway Co.	124,458	$8,831,540

Restaurants – 1.1%
McDonald’s Corp.	74,973	$7,108,190

Specialty Chemicals – 2.9%
FMC Corp.	31,260	$1,787,759
Linde AG	25,084	4,820,471
Praxair, Inc.	40,131	5,176,899
W.R. Grace & Co. (a)	65,101	5,920,285

		$17,705,414

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 2.8%
Bed Bath & Beyond, Inc. (a)	110,665	$7,285,077
L Brands, Inc.	69,741	4,671,252
Ross Stores, Inc.	69,107	5,223,107

		$17,179,436

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	116,126	$10,872,877

Trucking – 0.8%
United Parcel Service, Inc., “B”	49,032	$4,819,355

Utilities – Electric Power – 1.6%
American Electric Power Co., Inc.	79,477	$4,149,494
CMS Energy Corp.	188,775	5,599,067

		$9,748,561

Total Common Stocks		$606,446,930

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Exelon Corp., 6.5%	33,054	$1,679,143

Total Convertible Preferred Stocks		$1,679,143

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	7,122,820	$7,122,820

Total Investments		$615,248,893

OTHER ASSETS, LESS LIABILITIES – 0.1%		741,234

NET ASSETS – 100.0%		$615,990,127

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$562,366,891	$—	$—	$562,366,891
France		18,601,039	—	18,601,039
Canada	17,779,904	—	—	17,779,904
Germany	4,820,471	—	—	4,820,471
United Kingdom		4,557,768	—	4,557,768
Mutual Funds	7,122,820	—	—	7,122,820
Total Investments	$592,090,086	$23,158,807	$—	$615,248,893

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $23,158,807 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

3

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$420,124,885
Gross unrealized appreciation	196,466,693
Gross unrealized depreciation	(1,342,685)
Net unrealized appreciation (depreciation)	$195,124,008

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,298,195	73,169,683	(70,345,058)	7,122,820

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,782	$7,122,820

4

QUARTERLY REPORT

September 30, 2014

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 7.2%
Honeywell International, Inc.	511,200	$47,602,941
Lockheed Martin Corp.	327,606	59,879,825
Northrop Grumman Corp.	170,494	22,464,289
United Technologies Corp.	531,263	56,101,373

		$186,048,428

Alcoholic Beverages – 1.4%
Diageo PLC	1,252,114	$36,203,593

Automotive – 1.7%
Delphi Automotive PLC	307,448	$18,858,860
Johnson Controls, Inc.	535,667	23,569,348

		$42,428,208

Broadcasting – 3.6%
Omnicom Group, Inc.	411,879	$28,361,988
Time Warner, Inc.	271,819	20,443,507
Viacom, Inc., “B”	244,696	18,826,910
Walt Disney Co.	289,185	25,746,141

		$93,378,546

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	74,194	$24,359,374
Franklin Resources, Inc.	612,610	33,454,632
NASDAQ OMX Group, Inc.	380,404	16,136,738

		$73,950,744

Business Services – 3.3%
Accenture PLC, “A”	674,313	$54,835,133
Fidelity National Information Services, Inc.	217,518	12,246,263
Fiserv, Inc. (a)	265,212	17,141,978

		$84,223,374

Cable TV – 1.1%
Comcast Corp., “Special A”	546,614	$29,243,849

Chemicals – 3.4%
3M Co.	367,587	$52,079,726
PPG Industries, Inc.	172,939	34,024,019

		$86,103,745

Computer Software – 1.1%
Oracle Corp.	752,687	$28,812,858

Computer Software – Systems – 1.8%
International Business Machines Corp.	250,300	$47,514,449

Construction – 0.7%
Stanley Black & Decker, Inc.	189,300	$16,807,947

Consumer Products – 0.5%
Procter & Gamble Co.	163,379	$13,681,357

Containers – 0.5%
Crown Holdings, Inc. (a)	264,898	$11,793,259

Electrical Equipment – 2.7%
Danaher Corp.	411,607	$31,273,900

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Pentair PLC	161,007	$10,544,348
Tyco International Ltd.	588,636	26,235,507

		$68,053,755

Electronics – 0.8%
Texas Instruments, Inc.	405,105	$19,319,457

Energy – Independent – 2.2%
Apache Corp.	136,785	$12,840,008
EOG Resources, Inc.	103,417	10,240,351
Occidental Petroleum Corp.	360,151	34,628,519

		$57,708,878

Energy – Integrated – 3.8%
Chevron Corp.	354,955	$42,353,231
Exxon Mobil Corp.	586,080	55,120,824

		$97,474,055

Food & Beverages – 4.8%
Dr Pepper Snapple Group, Inc.	230,865	$14,846,928
General Mills, Inc.	735,469	37,104,411
Groupe Danone	288,287	19,246,077
Kellogg Co.	120,033	7,394,033
Nestle S.A.	597,002	43,789,916

		$122,381,365

Food & Drug Stores – 1.9%
CVS Health Corp.	616,110	$49,036,195

General Merchandise – 1.7%
Kohl’s Corp.	114,796	$7,006,000
Target Corp.	582,810	36,530,531

		$43,536,531

Insurance – 7.6%
ACE Ltd.	266,707	$27,969,563
Aon PLC	303,625	26,618,804
Chubb Corp.	201,876	18,386,866
MetLife, Inc.	929,562	49,936,071
Prudential Financial, Inc.	305,499	26,865,582
Travelers Cos., Inc.	476,687	44,779,977

		$194,556,863

Leisure & Toys – 0.6%
Hasbro, Inc.	222,793	$12,252,501
Mattel, Inc.	121,237	3,715,914

		$15,968,415

Machinery & Tools – 1.3%
Eaton Corp. PLC	336,943	$21,352,078
Illinois Tool Works, Inc.	130,660	11,030,317

		$32,382,395

Major Banks – 12.5%
Bank of New York Mellon Corp.	831,373	$32,199,076
Goldman Sachs Group, Inc.	271,254	49,794,097

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
JPMorgan Chase & Co.	1,850,700	$111,486,168
PNC Financial Services Group, Inc.	217,796	18,638,982
State Street Corp.	328,803	24,203,189
Wells Fargo & Co.	1,625,378	84,308,357

		$320,629,869

Medical & Health Technology & Services – 1.0%
Express Scripts Holding Co. (a)	335,830	$23,719,673
Quest Diagnostics, Inc.	41,957	2,545,951

		$26,265,624

Medical Equipment – 4.8%
Abbott Laboratories	728,959	$30,317,405
Covidien PLC	247,707	21,429,133
Medtronic, Inc.	487,535	30,202,793
St. Jude Medical, Inc.	280,089	16,841,752
Thermo Fisher Scientific, Inc.	201,995	24,582,792

		$123,373,875

Other Banks & Diversified Financials – 2.2%
Citigroup, Inc.	129,485	$6,709,913
U.S. Bancorp	1,022,106	42,754,694
Western Union Co.	420,988	6,752,648

		$56,217,255

Pharmaceuticals – 8.4%
Johnson & Johnson	909,287	$96,920,901
Merck & Co., Inc.	458,667	27,189,780
Novartis AG	97,084	9,143,186
Pfizer, Inc.	2,482,785	73,415,952
Roche Holding AG	27,597	8,171,529
Zoetis, Inc.	22,060	815,117

		$215,656,465

Printing & Publishing – 0.6%
McGraw-Hill Cos., Inc.	132,190	$11,163,446
Moody’s Corp.	27,320	2,581,740
Time, Inc. (a)	29,337	687,366

		$14,432,552

Railroad & Shipping – 0.8%
Canadian National Railway Co.	273,674	$19,419,907

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.0%
McDonald’s Corp.	271,119	$25,704,792

Specialty Chemicals – 0.1%
Valspar Corp.	32,219	$2,544,979

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	115,520	$15,052,256
Bed Bath & Beyond, Inc. (a)	95,593	6,292,887
Staples, Inc.	827,018	10,006,918

		$31,352,061

Telecommunications – Wireless – 0.6%
Vodafone Group PLC	4,607,635	$15,188,271

Telephone Services – 2.2%
AT&T, Inc.	220,276	$7,762,526
Verizon Communications, Inc.	958,859	47,933,361

		$55,695,887

Tobacco – 5.3%
Altria Group, Inc.	302,472	$13,895,564
Imperial Tobacco Group PLC	130,367	5,607,865
Lorillard, Inc.	440,464	26,388,198
Philip Morris International, Inc.	1,094,330	91,267,122

		$137,158,749

Trucking – 1.5%
United Parcel Service, Inc., “B”	396,635	$38,985,254

Utilities – Electric Power – 0.3%
Duke Energy Corp.	117,312	$8,771,418

Total Common Stocks		$2,542,005,224

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	38,603	$2,273,331

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	20,130,949	$20,130,949

Total Investments		$2,564,409,504

OTHER ASSETS, LESS LIABILITIES – 0.0%		1,128,350

NET ASSETS – 100.0%		$2,565,537,854

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,387,508,211	$—	$—	$2,387,508,211
Switzerland	—	61,104,631	—	61,104,631
United Kingdom	—	56,999,729	—	56,999,729
Canada	19,419,907	—	—	19,419,907
France	—	19,246,077	—	19,246,077
Mutual Funds	20,130,949	—	—	20,130,949
Total Investments	$2,427,059,067	$137,350,437	$—	$2,564,409,504

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $128,207,251 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

3

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,723,507,038
Gross unrealized appreciation	848,038,283
Gross unrealized depreciation	(7,135,817)
Net unrealized appreciation (depreciation)	$840,902,466

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	883	257,856,263	(237,726,197)	20,130,949

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,263	$20,130,949

4

QUARTERLY REPORT

September 30, 2014

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 0.7%
TransDigm Group, Inc.	17,122	$3,156,095

Airlines – 0.2%
American Airlines Group, Inc.	26,081	$925,354

Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A” (a)	37,071	$3,231,108

Apparel Manufacturers – 1.6%
PVH Corp.	59,290	$7,182,984

Automotive – 1.4%
LKQ Corp. (a)	170,898	$4,544,178
Mobileye N.V. (a)	36,240	1,942,102

		$6,486,280

Biotechnology – 4.2%
Alexion Pharmaceuticals, Inc. (a)	44,607	$7,396,733
Arrowhead Research Corp. (a)	30,231	446,512
Illumina, Inc. (a)	13,956	2,287,668
Isis Pharmaceuticals, Inc. (a)	24,851	964,964
Medivation, Inc. (a)	7,937	784,731
Puma Biotechnology, Inc. (a)	10,303	2,457,987
Regeneron Pharmaceuticals, Inc. (a)	12,615	4,547,960

		$18,886,555

Broadcasting – 1.6%
Discovery Communications, Inc., “A” (a)	45,440	$1,717,632
Discovery Communications, Inc., “C” (a)	45,440	1,694,003
Scripps Networks Interactive, Inc., “A”	46,725	3,648,755

		$7,060,390

Brokerage & Asset Managers – 3.8%
Affiliated Managers Group, Inc. (a)	36,902	$7,393,685
Evercore Partners, Inc.	68,087	3,200,089
Intercontinental Exchange, Inc.	35,132	6,852,497

		$17,446,271

Business Services – 12.5%
Bright Horizons Family Solutions, Inc. (a)	186,028	$7,824,338
Cognizant Technology Solutions Corp., “A” (a)	137,810	6,169,754
Concur Technologies, Inc. (a)	19,548	2,479,077
CoStar Group, Inc. (a)	7,311	1,137,153
FleetCor Technologies, Inc. (a)	59,499	8,455,998
Gartner, Inc. (a)	133,231	9,788,482
IHS, Inc., “A” (a)	44,069	5,516,998
Jones Lang LaSalle, Inc.	71,013	8,971,782
Realogy Holdings Corp. (a)	80,412	2,991,326
Verisk Analytics, Inc., “A” (a)	18,853	1,147,959
Wex, Inc. (a)	20,461	2,257,258

		$56,740,125

Cable TV – 2.1%
Charter Communications, Inc., “A” (a)	30,110	$4,557,751
Liberty Global PLC, “A” (a)	57,906	2,463,321

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Liberty Global PLC, “C” (a)	57,906	$2,375,015

		$9,396,087

Computer Software – 2.4%
Autodesk, Inc. (a)	44,894	$2,473,659
Citrix Systems, Inc. (a)	30,947	2,207,759
Qlik Technologies, Inc. (a)	121,582	3,287,577
TIBCO Software, Inc. (a)	132,109	3,121,736

		$11,090,731

Computer Software – Systems – 3.4%
Benefitfocus, Inc. (a)(l)	23,410	$630,665
Castlight Health, Inc., “B” (a)	21,874	283,050
Cyberark Software Ltd./Israel (a)	53,220	1,703,572
Guidewire Software, Inc. (a)	42,524	1,885,514
SS&C Technologies Holdings, Inc. (a)	129,669	5,691,172
Vantiv, Inc., “A” (a)	170,984	5,283,406

		$15,477,379

Construction – 1.4%
Fortune Brands Home & Security, Inc.	75,185	$3,090,855
Pool Corp.	62,361	3,362,505

		$6,453,360

Consumer Products – 1.0%
Newell Rubbermaid, Inc.	128,833	$4,433,144

Consumer Services – 2.5%
Nord Anglia Education, Inc. (a)	146,567	$2,491,639
Priceline Group, Inc. (a)	4,613	5,344,530
Servicemaster Global Holdings, Inc. (a)	142,080	3,438,336

		$11,274,505

Containers – 0.8%
Crown Holdings, Inc. (a)	84,786	$3,774,673

Electrical Equipment – 5.9%
AMETEK, Inc.	162,060	$8,137,033
Amphenol Corp., “A”	38,292	3,823,839
Mettler-Toledo International, Inc. (a)	14,113	3,614,763
Pentair PLC	68,323	4,474,473
Sensata Technologies Holding B.V. (a)	80,009	3,562,801
WESCO International, Inc. (a)	40,219	3,147,539

		$26,760,448

Electronics – 0.8%
Altera Corp.	102,400	$3,663,872

Energy – Independent – 3.4%
Cabot Oil & Gas Corp.	30,973	$1,012,507
Energen Corp.	14,825	1,070,958
Gulfport Energy Corp. (a)	70,240	3,750,816
Memorial Resource Development Corp. (a)	32,578	883,190
PDC Energy, Inc. (a)	31,780	1,598,216
Pioneer Natural Resources Co.	22,762	4,483,431
Whiting Petroleum Corp. (a)	32,073	2,487,261

		$15,286,379

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Entertainment – 0.4%
AMC Networks, Inc., “A” (a)	29,485	$1,722,514

Food & Beverages – 3.2%
Chr. Hansen Holding A.S.	151,920	$5,872,076
Mead Johnson Nutrition Co., “A”	36,404	3,502,793
WhiteWave Foods Co., “A” (a)	144,344	5,244,018

		$14,618,887

Gaming & Lodging – 2.5%
Extended Stay America, Inc.	147,035	$3,490,611
MGM Mirage (a)	133,548	3,042,223
Norwegian Cruise Line Holdings Ltd. (a)	27,322	984,138
Wynn Resorts Ltd.	21,413	4,005,944

		$11,522,916

General Merchandise – 1.0%
Five Below, Inc. (a)	116,670	$4,621,299

Insurance – 0.7%
Lincoln National Corp.	57,458	$3,078,600

Internet – 1.6%
LinkedIn Corp., “A” (a)	17,052	$3,543,235
Shutterstock, Inc. (a)	33,160	2,366,961
Yelp, Inc. (a)	19,091	1,302,961

		$7,213,157

Leisure & Toys – 0.7%
Brunswick Corp.	76,937	$3,242,125

Machinery & Tools – 5.7%
Colfax Corp. (a)	86,945	$4,953,257
Flowserve Corp.	61,897	4,364,976
Joy Global, Inc.	49,607	2,705,566
Roper Industries, Inc.	53,633	7,845,972
WABCO Holdings, Inc. (a)	63,845	5,806,703

		$25,676,474

Major Banks – 0.7%
Morgan Stanley	93,327	$3,226,314

Medical & Health Technology & Services – 3.3%
Advisory Board Co. (a)	59,422	$2,768,471
Cerner Corp. (a)	79,961	4,763,277
Henry Schein, Inc. (a)	62,610	7,292,187

		$14,823,935

Medical Equipment – 4.5%
C.R. Bard, Inc.	36,815	$5,253,869
Cooper Cos., Inc.	46,745	7,280,534
PerkinElmer, Inc.	155,544	6,781,718
Thermo Fisher Scientific, Inc.	10,846	1,319,958

		$20,636,079

Oil Services – 1.8%
Core Laboratories N.V.	15,521	$2,271,498
Dresser-Rand Group, Inc. (a)	36,251	2,982,007
FMC Technologies, Inc. (a)	57,505	3,123,097

		$8,376,602

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.1%
MasterCard, Inc., “A”	69,415	$5,131,157

Pharmaceuticals – 5.0%
Actavis PLC (a)	48,471	$11,695,083
Endo International PLC (a)	59,918	4,094,796
Salix Pharmaceuticals, Ltd. (a)	44,076	6,886,434

		$22,676,313

Pollution Control – 1.3%
Stericycle, Inc. (a)	52,045	$6,066,365

Railroad & Shipping – 1.3%
Kansas City Southern Co.	46,903	$5,684,644

Restaurants – 1.0%
Dunkin Brands Group, Inc.	93,436	$4,187,802
Zoe’s Kitchen, Inc. (a)	6,487	199,540

		$4,387,342

Specialty Chemicals – 2.1%
Airgas, Inc.	20,997	$2,323,318
FMC Corp.	27,035	1,546,132
PolyOne Corp.	63,047	2,243,212
W.R. Grace & Co. (a)	35,011	3,183,900

		$9,296,562

Specialty Stores – 7.4%
Advance Auto Parts, Inc.	41,928	$5,463,218
Burlington Stores, Inc. (a)	125,167	4,989,157
L Brands, Inc.	13,443	900,412
Ross Stores, Inc.	125,754	9,504,487
Signet Jewelers Ltd.	33,539	3,820,427
Tiffany & Co.	32,330	3,113,702
Tractor Supply Co.	57,590	3,542,361
Urban Outfitters, Inc. (a)	62,351	2,288,282

		$33,622,046

Telecommunications – Wireless – 2.7%
American Tower Corp., REIT	44,216	$4,139,944
SBA Communications Corp. (a)	74,887	8,304,968

		$12,444,912

Total Common Stocks		$446,793,983

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	9,612,801	$9,612,801

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	114,428	$114,428

Total Investments		$456,521,212

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(2,387,430)

NET ASSETS – 100.0%		$454,133,782

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$446,793,983	$—	$—	$446,793,983
Mutual Funds	9,727,229	—	—	9,727,229
Total Investments	$456,521,212	$—	$—	$456,521,212

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,872,076 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$358,180,670
Gross unrealized appreciation	104,187,746
Gross unrealized depreciation	(5,847,204)
Net unrealized appreciation (depreciation)	$98,340,542

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,406,640	78,046,447	(73,840,286)	9,612,801

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,259	$9,612,801

5

QUARTERLY REPORT

September 30, 2014

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 4.1%
Precision Castparts Corp.	15,398	$3,647,477
United Technologies Corp.	108,791	11,488,330

		$15,135,807

Alcoholic Beverages – 1.6%
Pernod Ricard S.A.	52,347	$5,916,579

Apparel Manufacturers – 4.4%
LVMH Moet Hennessy Louis Vuitton S.A.	47,568	$7,710,816
NIKE, Inc., “B”	50,087	4,467,760
VF Corp.	67,031	4,426,057

		$16,604,633

Automotive – 0.9%
Johnson Controls, Inc.	73,604	$3,238,576

Broadcasting – 9.1%
Discovery Communications, Inc., “A” (a)	62,491	$2,362,160
Discovery Communications, Inc., “C” (a)	62,491	2,329,664
Omnicom Group, Inc.	31,067	2,139,274
Time Warner, Inc.	126,793	9,536,102
Twenty-First Century Fox, Inc.	194,779	6,678,972
Viacom, Inc., “B”	21,252	1,635,129
Walt Disney Co.	102,569	9,131,718

		$33,813,019

Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	65,832	$1,934,802
CME Group, Inc.	64,630	5,167,492
Franklin Resources, Inc.	148,912	8,132,084

		$15,234,378

Business Services – 5.9%
Accenture PLC, “A”	186,496	$15,165,855
Cognizant Technology Solutions Corp., “A” (a)	74,983	3,356,989
Experian Group Ltd.	126,615	2,011,201
MSCI, Inc., “A” (a)	29,222	1,374,018

		$21,908,063

Chemicals – 1.4%
Monsanto Co.	47,493	$5,343,437

Computer Software – 2.7%
Oracle Corp.	263,304	$10,079,277

Computer Software – Systems – 4.1%
Apple, Inc.	32,477	$3,272,058
EMC Corp.	332,444	9,727,311
International Business Machines Corp.	12,250	2,325,418

		$15,324,787

Construction – 1.1%
Sherwin-Williams Co.	18,959	$4,151,831

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 6.2%
Church & Dwight Co., Inc.	33,856	$2,375,337
Colgate-Palmolive Co.	181,185	11,816,886
Procter & Gamble Co.	107,861	9,032,280

		$23,224,503

Electrical Equipment – 9.3%
Amphenol Corp., “A”	29,444	$2,940,278
Danaher Corp.	156,389	11,882,436
Mettler-Toledo International, Inc. (a)	24,170	6,190,662
Sensata Technologies Holding B.V. (a)	148,954	6,632,922
W.W. Grainger, Inc.	27,736	6,979,764

		$34,626,062

Electronics – 2.5%
Microchip Technology, Inc.	102,824	$4,856,378
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	221,600	4,471,888

		$9,328,266

Energy – Independent – 0.8%
Occidental Petroleum Corp.	31,739	$3,051,705

Food & Beverages – 4.3%
Groupe Danone	99,686	$6,655,050
Mead Johnson Nutrition Co., “A”	64,690	6,224,472
PepsiCo, Inc.	33,661	3,133,502

		$16,013,024

Food & Drug Stores – 2.5%
CVS Health Corp.	118,549	$9,435,315

Internet – 5.8%
eBay, Inc. (a)	50,971	$2,886,488
Google, Inc., “A” (a)	31,776	18,697,316

		$21,583,804

Medical & Health Technology & Services – 2.5%
Express Scripts Holding Co. (a)	110,755	$7,822,626
Patterson Cos., Inc.	40,692	1,685,870

		$9,508,496

Medical Equipment – 7.5%
Abbott Laboratories	159,309	$6,625,661
DENTSPLY International, Inc.	164,333	7,493,585
St. Jude Medical, Inc.	32,071	1,928,429
Thermo Fisher Scientific, Inc.	70,262	8,550,885
Waters Corp. (a)	32,444	3,215,849

		$27,814,409

Metals & Mining – 0.4%
Rio Tinto Ltd.	30,491	$1,498,485

Oil Services – 2.5%
Schlumberger Ltd.	92,528	$9,409,172

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.7%
MasterCard, Inc., “A”	60,364	$4,462,107
Visa, Inc., “A”	61,392	13,099,211

		$17,561,318

Pharmaceuticals – 4.1%
Allergan, Inc.	11,419	$2,034,752
Johnson & Johnson	33,874	3,610,630
Zoetis, Inc.	256,341	9,471,800

		$15,117,182

Printing & Publishing – 1.0%
Equifax, Inc.	51,605	$3,856,958

Restaurants – 1.6%
McDonald’s Corp.	64,118	$6,079,028

Specialty Chemicals – 1.7%
Praxair, Inc.	49,159	$6,341,511

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.6%
AutoZone, Inc. (a)	7,084	$3,610,431
Inditex	85,684	2,360,477

		$5,970,908

Trucking – 1.1%
Expeditors International of Washington, Inc.	99,846	$4,051,751

Total Common Stocks		$371,222,284

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,762,599	$1,762,599

Total Investments		$372,984,883

OTHER ASSETS, LESS LIABILITIES – 0.0%		145,840

NET ASSETS – 100.0%		$373,130,723

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$340,597,788	$—	$—	$340,597,788
France	—	20,282,445	—	20,282,445
Taiwan	4,471,888	—	—	4,471,888
United Kingdom	1,498,485	2,011,201	—	3,509,686
Spain	—	2,360,477	—	2,360,477
Mutual Funds	1,762,599	—	—	1,762,599
Total Investments	$348,330,760	$24,654,123	$—	$372,984,883

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $22,642,922 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

3

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$260,194,571
Gross unrealized appreciation	113,721,223
Gross unrealized depreciation	(930,911)
Net unrealized appreciation (depreciation)	$112,790,312

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,053,575	48,033,508	(47,324,484)	1,762,599

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,081	$1,762,599

4

QUARTERLY REPORT

September 30, 2014

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 5.1%
Honeywell International, Inc.	15,446	$1,438,335
MTU Aero Engines Holding AG	4,532	386,363
United Technologies Corp.	11,229	1,185,782

		$3,010,480

Alcoholic Beverages – 5.9%
AmBev S.A.	35,470	$232,433
Carlsberg A.S., “B”	5,246	465,388
Diageo PLC	43,647	1,262,008
Heineken N.V.	9,580	715,466
Pernod Ricard S.A.	7,014	792,765

		$3,468,060

Apparel Manufacturers – 3.7%
Burberry Group PLC	14,550	$354,921
Compagnie Financiere Richemont S.A.	7,246	593,793
LVMH Moet Hennessy Louis Vuitton S.A.	6,260	1,014,752
NIKE, Inc., “B”	2,596	231,563

		$2,195,029

Automotive – 1.0%
Delphi Automotive PLC	7,544	$462,749
Harley-Davidson, Inc.	1,926	112,093

		$574,842

Broadcasting – 8.2%
Omnicom Group, Inc.	8,028	$552,808
Time Warner, Inc.	18,720	1,407,931
Viacom, Inc., “B”	2,711	208,584
Walt Disney Co.	20,683	1,841,407
WPP PLC	40,881	817,706

		$4,828,436

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	4,553	$307,389
Franklin Resources, Inc.	15,395	840,721

		$1,148,110

Business Services – 4.7%
Accenture PLC, “A”	15,945	$1,296,647
Adecco S.A.	7,005	472,662
Brenntag AG	4,727	232,088
Compass Group PLC	44,035	711,375
NOW, Inc. (a)	1,806	54,920

		$2,767,692

Cable TV – 1.4%
British Sky Broadcasting Group PLC	21,643	$307,810
Time Warner Cable, Inc.	3,409	489,157

		$796,967

Chemicals – 1.8%
3M Co.	7,418	$1,050,982

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 2.4%
Check Point Software Technologies Ltd. (a)	3,680	$254,803
Dassault Systems S.A.	1,940	124,167
Oracle Corp.	27,482	1,052,011

		$1,430,981

Consumer Products – 6.0%
Colgate-Palmolive Co.	12,424	$810,293
International Flavors & Fragrances, Inc.	4,433	425,036
Procter & Gamble Co.	2,452	205,330
Reckitt Benckiser Group PLC	18,289	1,583,002
Svenska Cellulosa Aktiebolaget	20,230	481,076

		$3,504,737

Electrical Equipment – 3.4%
Amphenol Corp., “A”	4,423	$441,681
Legrand S.A.	12,743	660,937
Rockwell Automation, Inc.	1,327	145,811
Schneider Electric S.A.	9,779	747,777

		$1,996,206

Electronics – 2.8%
Altera Corp.	7,941	$284,129
Hoya Corp.	17,200	577,751
Microchip Technology, Inc.	8,957	423,039
Samsung Electronics Co. Ltd.	328	368,019

		$1,652,938

Energy – Independent – 0.5%
INPEX Corp.	20,400	$288,213

Food & Beverages – 5.3%
Groupe Danone	14,990	$1,000,734
Kellogg Co.	8,969	552,490
Nestle S.A.	21,016	1,541,517

		$3,094,741

Food & Drug Stores – 0.3%
Lawson, Inc.	2,500	$174,835

Gaming & Lodging – 0.3%
William Hill PLC	33,351	$199,104

General Merchandise – 0.5%
Target Corp.	4,371	$273,974

Insurance – 0.4%
Swiss Re Ltd.	2,625	$209,045

Internet – 0.6%
eBay, Inc. (a)	5,964	$337,741

Major Banks – 6.2%
Bank of New York Mellon Corp.	25,855	$1,001,364
Goldman Sachs Group, Inc.	4,247	779,622
Standard Chartered PLC	29,646	546,136
State Street Corp.	18,123	1,334,034

		$3,661,156

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 8.5%
DENTSPLY International, Inc.	9,617	$438,535
Medtronic, Inc.	12,192	755,294
Sonova Holding AG	2,900	462,798
St. Jude Medical, Inc.	11,738	705,806
Stryker Corp.	8,471	684,033
Thermo Fisher Scientific, Inc.	11,617	1,413,789
Waters Corp. (a)	5,088	504,323

		$4,964,578

Network & Telecom – 0.6%
Cisco Systems, Inc.	15,098	$380,017

Oil Services – 2.7%
National Oilwell Varco, Inc.	5,010	$381,261
Saipem S.p.A. (a)	10,934	231,464
Schlumberger Ltd.	9,704	986,800

		$1,599,525

Other Banks & Diversified Financials – 7.5%
American Express Co.	10,058	$880,477
Credicorp Ltd.	890	136,517
Erste Group Bank AG	9,036	205,979
Grupo Financiero Banorte S.A. de C.V.	28,857	184,308
Itau Unibanco Holding S.A., ADR	21,536	298,920
Julius Baer Group Ltd.	8,396	374,598
Kasikornbank Co. Ltd.	34,000	245,366
Komercni Banka A.S.	563	133,960
Sberbank of Russia, ADR (a)	14,076	110,785
UBS AG	37,997	659,252
Visa, Inc., “A”	5,389	1,149,851

		$4,380,013

Pharmaceuticals – 4.8%
Bayer AG	9,925	$1,390,218
Johnson & Johnson	4,183	445,866
Merck KGaA	5,725	527,614
Roche Holding AG	1,514	448,299

		$2,811,997

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 2.4%
Canadian National Railway Co.	17,940	$1,273,022
Kuehne & Nagel, Inc. AG	872	110,010

		$1,383,032

Restaurants – 1.2%
McDonald’s Corp.	6,827	$647,268
Whitbread PLC	1,214	81,754

		$729,022

Specialty Chemicals – 5.5%
Akzo Nobel N.V.	10,694	$728,526
L’Air Liquide S.A.	2,642	321,209
Linde AG	8,131	1,562,560
Praxair, Inc.	4,925	635,325

		$3,247,620

Specialty Stores – 2.2%
AutoZone, Inc. (a)	1,052	$536,162
Sally Beauty Holdings, Inc. (a)	15,001	410,577
Urban Outfitters, Inc. (a)	9,359	343,475

		$1,290,214

Trucking – 1.6%
United Parcel Service, Inc., “B”	9,326	$916,653

Total Common Stocks		$58,366,940

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	500,941	$500,941

Total Investments		$58,867,881

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(167,496)

NET ASSETS – 100.0%		$58,700,385

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,455,747	$—	$—	$31,455,747
United Kingdom	793,129	5,070,687	—	5,863,816
Switzerland	—	4,871,974	—	4,871,974
France	—	4,662,341	—	4,662,341
Germany	2,952,778	1,453,454	—	4,406,232
Netherlands	—	1,443,992	—	1,443,992
Canada	1,273,022	—	—	1,273,022
Japan	1,040,799	—	—	1,040,799
Brazil	531,353	—	—	531,353
Other Countries	1,322,974	1,494,690	—	2,817,664
Mutual Funds	500,941	—	—	500,941
Total Investments	$39,870,743	$18,997,138	$—	$58,867,881

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $18,531,750 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $133,960 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$39,164,562
Gross unrealized appreciation	20,485,995
Gross unrealized depreciation	(782,676)
Net unrealized appreciation (depreciation)	$19,703,319

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	168,568	10,704,049	(10,371,676)	500,941

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$313	$500,941

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	54.4%
United Kingdom	9.9%
Switzerland	8.3%
France	7.9%
Germany	7.5%
Netherlands	2.4%
Canada	2.2%
Japan	1.8%
Brazil	0.9%
Other Countries	4.7%

4

QUARTERLY REPORT

September 30, 2014

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 91.3%
Broadcasting – 0.9%
Time Warner, Inc.	94,998	$7,144,800
Twenty-First Century Fox, Inc.	302,904	10,386,578

		$17,531,378

Cable TV – 8.2%
Astro Malaysia Holdings Berhad	10,005,400	$10,217,372
Charter Communications, Inc., “A” (a)	121,231	18,350,736
Comcast Corp., “Special A”	1,095,346	58,601,011
Liberty Global PLC, “A” (a)	137,108	5,832,574
Liberty Global PLC, “C” (a)	620,718	25,458,749
Time Warner Cable, Inc.	201,942	28,976,658
Ziggo N.V. (a)	366,002	17,087,717

		$164,524,817

Energy – Independent – 5.0%
Access Midstream Partners LP	173,867	$11,064,896
Anadarko Petroleum Corp.	148,765	15,090,722
Antero Resources Corp. (a)	105,730	5,803,520
Enable Midstream Partners LP	138,497	3,412,566
Energen Corp.	220,462	15,926,175
EQT Corp.	216,974	19,861,800
Markwest Energy Partners LP	115,455	8,869,253
Noble Energy, Inc.	107,019	7,315,819
Western Gas Equity Partners LP	189,620	11,555,443

		$98,900,194

Natural Gas – Distribution – 6.9%
AGL Energy Ltd.	470,712	$5,580,267
China Resources Gas Group Ltd.	4,816,000	13,024,849
Gas Natural SDG S.A.	397,479	11,669,611
GDF SUEZ	870,816	21,779,727
Infraestructura Energetica Nova, S.A. de C.V	834,900	5,095,000
NiSource, Inc.	154,041	6,312,600
Sempra Energy	475,883	50,148,551
Snam Rete Gas S.p.A.	1,947,201	10,733,858
Spectra Energy Corp.	328,500	12,896,910

		$137,241,373

Natural Gas – Pipeline – 12.1%
APA Group	708,477	$4,615,085
Cheniere Energy, Inc. (a)	123,366	9,872,981
Cone Midstream Partners LP (a)	123,560	3,472,036
DCP Midstream Partners LP	36,010	1,960,745
El Paso Pipeline Partners LP	29,495	1,184,519
Enagas S.A.	676,343	21,766,502
Enbridge, Inc.	388,087	18,577,029
Energy Transfer Equity LP	121,861	7,517,605
Kinder Morgan, Inc.	1,155,614	44,306,241
ONEOK Partners LP	159,314	8,915,211
ONEOK, Inc.	406,519	26,647,320
Plains All American Pipeline LP	86,812	5,109,754
Plains GP Holdings LP	164,975	5,056,484
SemGroup Corp., “A”	114,080	9,499,442

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – continued
Williams Cos., Inc.	1,075,014	$59,502,025
Williams Partners LP	246,629	13,083,668

		$241,086,647

Telecommunications – Wireless – 6.7%
Advanced Info Service PLC	95,500	$662,683
American Tower Corp., REIT	353,052	33,056,259
Cellcom Israel Ltd.	606,246	6,656,581
Idea Cellular Ltd.	870,190	2,340,326
KDDI Corp.	191,700	11,523,849
MegaFon OAO, GDR	397,944	10,099,819
Mobile TeleSystems OJSC (a)	237,640	1,644,443
Mobile TeleSystems OJSC, ADR	1,147,692	17,146,518
Philippine Long Distance Telephone Co.	2,625	181,210
SBA Communications Corp. (a)	143,458	15,909,492
TIM Participacoes S.A., ADR	207,480	5,435,976
Turkcell Iletisim Hizmetleri A.S. (a)	2,081,946	10,882,765
Vivendi S.A.	40,797	983,195
Vodafone Group PLC	5,338,748	17,598,258

		$134,121,374

Telephone Services – 7.4%
Altice S.A. (a)	165,031	$8,739,993
Bezeq – The Israel Telecommunication Corp. Ltd.	10,545,477	18,213,600
CenturyLink, Inc.	249,989	10,222,050
Com Hem Holding AB (a)	1,519,267	11,063,953
Hellenic Telecommunications Organization S.A. (a)	1,074,130	14,109,476
Oi S.A.	4,787,620	3,501,109
PT XL Axiata Tbk	11,677,000	5,941,518
Quebecor, Inc., “B”	449,913	11,304,569
TDC A.S.	1,622,936	12,287,375
Telecom Italia S.p.A. (a)	822,155	939,267
Telecom Italia S.p.A. – Savings Shares	20,834,243	18,464,709
Telus Corp.	278,540	9,510,576
Verizon Communications, Inc.	459,253	22,958,057

		$147,256,252

Utilities – Electric Power – 44.1%
Abengoa Yield PLC (a)	432,900	$15,402,582
AES Corp.	2,378,808	33,731,497
Aksa Enerji Uretim A.S. (a)	5,164,966	5,581,172
ALLETE, Inc.	269,108	11,945,704
Alliant Energy Corp.	35,317	1,956,915
Ameren Corp.	263,415	10,096,697
American Electric Power Co., Inc.	622,375	32,494,199
Calpine Corp. (a)	2,096,629	45,496,849
Canadian Utilities Ltd.	109,620	3,829,041
Cheung Kong Infrastructure Holdings Ltd.	1,825,000	12,809,327
China Longyuan Power Group	5,568,000	5,442,619
CMS Energy Corp.	1,623,438	48,151,171
Companhia Paranaense de Energia, ADR (l)	343,050	4,689,494

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Covanta Holding Corp.	303,310	$6,436,238
CPFL Energia S.A.	1,076,494	8,404,372
Dominion Resources, Inc.	400,195	27,649,473
Drax Group	1,236,220	12,896,701
DTE Energy Co.	403,613	30,706,877
Duke Energy Corp.	94,562	7,070,401
Dynegy, Inc. (a)	94,479	2,726,664
Edison International	477,447	26,698,836
EDP Renovaveis S.A.	5,571,585	38,426,220
ENEL Green Power International B.V.	774,911	1,982,951
Enel S.p.A.	941,804	4,969,136
Energias de Portugal S.A.	9,636,164	41,923,096
Energias do Brasil S.A.	3,744,059	15,295,921
Equatorial Energia S.A.	181,183	1,835,702
Exelon Corp.	1,129,082	38,490,405
Iberdrola S.A.	844,948	6,036,243
Infinis Energy PLC	1,197,016	4,269,194
ITC Holdings Corp.	448,931	15,995,412
Light S.A.	727,414	6,145,612
NextEra Energy Partners LP (a)	28,009	971,632
NextEra Energy, Inc.	589,043	55,299,357
Northeast Utilities	787,474	34,885,098
NRG Energy, Inc.	1,925,676	58,694,604
NRG Yield, Inc.	82,499	3,881,578
OGE Energy Corp.	791,031	29,355,160
PG&E Corp.	22,580	1,017,003
Pinnacle West Capital Corp.	312,931	17,098,550
Portland General Electric Co.	239,272	7,685,417
PPL Corp.	1,819,328	59,746,732
Public Service Enterprise Group, Inc.	1,033,204	38,476,517
Red Electrica de Espana	199,602	17,224,247
SSE PLC	855,216	21,351,996
Wisconsin Energy Corp.	115,718	4,975,874

		$880,250,486

Total Common Stocks		$1,820,912,521

CONVERTIBLE PREFERRED STOCKS – 3.6%
Telecommunications – Wireless – 0.3%
American Tower Corp., “A”, 5.25%	60,630	$6,578,355

Utilities – Electric Power – 3.3%
Dominion Resources, Inc., “A”, 6.125%	194,209	$10,887,357
Dominion Resources, Inc., “B”, 6%	232,796	13,094,775

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – continued
Dominion Resources, Inc., 6.375%	79,600	$3,972,040
Exelon Corp., 6.5%	441,208	22,413,366
NextEra Energy, Inc., 5.889%	253,746	15,201,923

		$65,569,461

Total Convertible Preferred Stocks		$72,147,816

CONVERTIBLE BONDS – 0.8%
Telecommunications – Wireless – 0.8%
SBA Communications Corp., 4%, 10/01/14	$4,305,807	$15,710,727

PREFERRED STOCKS – 1.1%
Telephone Services – 0.7%
Oi S.A.	18,233,680	$12,961,537

Utilities – Electric Power – 0.4%
Companhia Paranaense de Energia	636,900	$8,675,006

Total Preferred Stocks		$21,636,543

BONDS – 0.1%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 12.472%, 1/05/23 (i)(z)	$102,086	$8,279

Utilities – Electric Power – 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$2,430,000	$2,624,400

Total Bonds		$2,632,679

MONEY MARKET FUNDS – 2.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	44,187,983	$44,187,983

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	2,918,286	$2,918,286

Total Investments		$1,980,146,555

OTHER ASSETS, LESS LIABILITIES – 0.8%		15,332,738

NET ASSETS – 100.0%		$1,995,479,293

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,624,400, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 12.472%, 1/05/23	1/18/02	$3,552	$8,279
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 9/30/14

Forward Foreign Currency Exchange Contracts at 9/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Deutsche Bank AG	879,489	10/10/14	$1,110,857	$1,110,896	$39
SELL	EUR	Barclays Bank PLC	53,571,666	10/10/14-12/18/14	69,345,925	67,700,894	1,645,031
SELL	EUR	Citibank N.A.	34,996	10/10/14	45,390	44,204	1,186
SELL	EUR	Credit Suisse Group	3,671,286	10/10/14-10/17/14	4,922,510	4,637,447	285,063
SELL	EUR	Deutsche Bank AG	38,822,659	10/10/14-10/17/14	52,738,749	49,037,660	3,701,088
SELL	EUR	Goldman Sachs International	793,783	10/10/14	1,068,618	1,002,639	65,979
SELL	EUR	JPMorgan Chase Bank N.A.	10,991,765	10/10/14-10/17/14	14,842,886	13,884,207	958,679
SELL	EUR	Merrill Lynch International Bank	375,250	10/10/14	499,935	473,985	25,950
SELL	EUR	UBS AG	14,047,996	10/10/14	19,095,045	17,744,241	1,350,804
SELL	GBP	Credit Suisse Group	12,513,308	10/10/14-10/17/14	21,336,535	20,284,347	1,052,188
SELL	GBP	JPMorgan Chase Bank N.A.	22,049	10/10/14	37,091	35,743	1,348
SELL	GBP	Merrill Lynch International Bank	12,513,308	10/10/14-10/17/14	21,343,273	20,284,347	1,058,926

							$10,146,281

Liability Derivatives
BUY	EUR	Credit Suisse Group	3,499,560	10/10/14	$4,763,487	$4,420,349	$(343,138)
BUY	EUR	JPMorgan Chase Bank N.A.	742,073	10/10/14	959,039	937,324	(21,715)
BUY	EUR	Merrill Lynch International Bank	516,256	10/10/14	681,194	652,091	(29,103)
BUY	EUR	UBS AG	2,116,102	10/10/14-10/17/14	2,835,953	2,672,961	(162,992)
BUY	GBP	Barclays Bank PLC	157,623	10/10/14	261,210	255,513	(5,697)
BUY	GBP	Credit Suisse Group	366,410	10/10/14	599,480	593,965	(5,515)
BUY	GBP	Deutsche Bank AG	389,828	10/10/14	633,659	631,926	(1,733)
BUY	GBP	Merrill Lynch International Bank	2,375,000	10/10/14	3,984,583	3,849,964	(134,619)

							$(704,512)

At September 30, 2014, the fund had liquid securities with an aggregate value of $5,707,608 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

4

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,325,165,926	$—	$—	$1,325,165,926
Portugal	—	80,349,316	—	80,349,316
United Kingdom	19,671,776	51,846,955	—	71,518,731
Brazil	66,944,728	—	—	66,944,728
Spain	—	56,696,603	—	56,696,603
Canada	43,221,215	—	—	43,221,215
Italy	1,982,951	35,106,970	—	37,089,921
Russia	27,246,337	1,644,443	—	28,890,780
Netherlands	8,739,993	17,087,718	—	25,827,711
Other Countries	143,278,969	35,712,980	—	178,991,949
U.S. Corporate Bonds	—	15,710,727	—	15,710,727
Commercial Mortgage-Backed Securities	—	8,279	—	8,279
Foreign Bonds	—	2,624,400	—	2,624,400
Mutual Funds	47,106,269	—	—	47,106,269
Total Investments	$1,683,358,164	$296,788,391	$—	$1,980,146,555

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,441,769	$—	$9,441,769

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $250,313,317 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $5,442,619 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,658,837,478
Gross unrealized appreciation	383,029,321
Gross unrealized depreciation	(61,720,244)
Net unrealized appreciation (depreciation)	$321,309,077

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,687,395	242,374,843	(241,874,255)	44,187,983

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,199	$44,187,983

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	70.3%
Portugal	4.0%
United Kingdom	3.7%
Brazil	3.4%
Spain	2.8%
Canada	2.2%
Italy	1.9%
Russia	1.4%
Netherlands	1.3%
Other Countries	9.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2014

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 59.6%
Aerospace – 3.1%
General Dynamics Corp.	35,258	$4,480,938
Honeywell International, Inc.	233,280	21,723,034
Lockheed Martin Corp.	163,100	29,811,418
Northrop Grumman Corp.	73,062	9,626,649
Precision Castparts Corp.	11,086	2,626,052
United Technologies Corp.	231,469	24,443,126

		$92,711,217

Airlines – 0.1%
Copa Holdings S.A., “A”	19,741	$2,118,012

Alcoholic Beverages – 0.4%
Diageo PLC	450,953	$13,038,844

Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	45,140	$4,849,842

Automotive – 1.2%
Delphi Automotive PLC	185,221	$11,361,456
General Motors Co.	121,120	3,868,573
Johnson Controls, Inc.	274,006	12,056,264
Magna International, Inc.	99,220	9,417,461

		$36,703,754

Broadcasting – 1.6%
Omnicom Group, Inc.	142,802	$9,833,346
Time Warner, Inc.	178,544	13,428,294
Twenty-First Century Fox, Inc.	137,630	4,719,333
Viacom, Inc., “B”	57,588	4,430,821
Walt Disney Co.	178,276	15,871,912

		$48,283,706

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	31,624	$10,382,792
Franklin Resources, Inc.	232,543	12,699,173
NASDAQ OMX Group, Inc.	89,828	3,810,504

		$26,892,469

Business Services – 1.0%
Accenture PLC, “A”	249,428	$20,283,485
Adecco S.A.	44,833	3,025,103
Fidelity National Information Services, Inc.	50,986	2,870,512
Fiserv, Inc. (a)	62,164	4,017,970

		$30,197,070

Cable TV – 1.4%
Comcast Corp., “Special A”	526,366	$28,160,581
Time Warner Cable, Inc.	103,213	14,810,033

		$42,970,614

Chemicals – 1.6%
3M Co.	161,832	$22,928,358
Celanese Corp.	63,190	3,697,879
LyondellBasell Industries N.V., “A”	42,568	4,625,439
PPG Industries, Inc.	84,814	16,686,306

		$47,937,982

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 1.3%
Aspen Technology, Inc. (a)	66,187	$2,496,574
CA, Inc.	122,284	3,416,615
Citrix Systems, Inc. (a)	87,926	6,272,641
Microsoft Corp.	213,407	9,893,549
Oracle Corp.	343,524	13,150,099
Symantec Corp.	194,973	4,583,815

		$39,813,293

Computer Software – Systems – 1.2%
Apple, Inc.	50,327	$5,070,445
EMC Corp.	112,106	3,280,222
Hewlett-Packard Co.	178,955	6,347,534
International Business Machines Corp.	107,892	20,481,138

		$35,179,339

Construction – 0.2%
Stanley Black & Decker, Inc.	72,200	$6,410,638

Consumer Products – 0.7%
Procter & Gamble Co.	197,281	$16,520,311
Reckitt Benckiser Group PLC	40,960	3,545,287

		$20,065,598

Containers – 0.2%
Crown Holdings, Inc. (a)	62,011	$2,760,730
Packaging Corp. of America	38,884	2,481,577

		$5,242,307

Electrical Equipment – 1.4%
Danaher Corp.	288,786	$21,941,960
Pentair PLC	85,343	5,589,113
Siemens AG	37,173	4,430,801
Tyco International Ltd.	218,073	9,719,514

		$41,681,388

Electronics – 1.5%
Broadcom Corp., “A”	335,249	$13,550,765
Hoya Corp.	97,200	3,264,963
Intel Corp.	117,074	4,076,517
Microchip Technology, Inc.	303,789	14,347,954
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	204,800	4,132,864
Texas Instruments, Inc.	158,888	7,577,369

		$46,950,432

Energy – Independent – 2.0%
Anadarko Petroleum Corp.	82,557	$8,374,582
Apache Corp.	105,848	9,935,952
Canadian Natural Resources Ltd.	77,772	3,020,664
EOG Resources, Inc.	24,257	2,401,928
EQT Corp.	48,491	4,438,866
Marathon Petroleum Corp.	48,681	4,121,820
Noble Energy, Inc.	132,872	9,083,130
Occidental Petroleum Corp.	138,198	13,287,738
Valero Energy Corp.	157,823	7,302,470

		$61,967,150

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 2.5%
Chevron Corp.	202,754	$24,192,607
Exxon Mobil Corp.	403,060	37,907,793
Petroleo Brasileiro S.A., ADR	282,483	4,206,172
Royal Dutch Shell PLC, “A”	239,711	9,143,092

		$75,449,664

Engineering – Construction – 0.1%
Fluor Corp.	35,457	$2,368,173

Food & Beverages – 2.0%
Coca-Cola Co.	88,766	$3,786,758
Dr Pepper Snapple Group, Inc.	54,117	3,480,264
General Mills, Inc.	355,132	17,916,409
Groupe Danone	114,134	7,619,601
Ingredion, Inc.	34,193	2,591,487
Kellogg Co.	27,751	1,709,462
Kraft Foods Group, Inc.	17,904	1,009,786
Mondelez International, Inc.	97,834	3,352,282
Nestle S.A.	247,694	18,168,280

		$59,634,329

Food & Drug Stores – 1.4%
CVS Health Corp.	384,666	$30,615,567
Kroger Co.	252,215	13,115,180

		$43,730,747

Gaming & Lodging – 0.2%
Hilton Worldwide Holdings, Inc. (a)	96,008	$2,364,677
Wynn Resorts Ltd.	21,653	4,050,843

		$6,415,520

General Merchandise – 1.5%
Kohl’s Corp.	297,594	$18,162,162
Macy’s, Inc.	186,850	10,870,933
Target Corp.	250,745	15,716,697

		$44,749,792

Health Maintenance Organizations – 0.1%
Health Net, Inc. (a)	50,329	$2,320,670

Insurance – 4.0%
ACE Ltd.	163,047	$17,098,739
American International Group, Inc.	46,818	2,529,108
Aon PLC	125,471	11,000,043
Chubb Corp.	47,037	4,284,130
Delta Lloyd N.V.	263,900	6,335,627
Everest Re Group Ltd.	28,736	4,655,519
MetLife, Inc.	544,470	29,248,928
Prudential Financial, Inc.	180,884	15,906,939
Travelers Cos., Inc.	177,952	16,716,811
Validus Holdings Ltd.	194,065	7,595,704
Zurich Insurance Group AG	24,016	7,141,395

		$122,512,943

Internet – 0.9%
Facebook, Inc., “A” (a)	227,148	$17,953,778
Google, Inc., “A” (a)	7,575	4,457,206
Google, Inc., “C” (a)	7,575	4,373,502

		$26,784,486

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 0.2%
Hasbro, Inc.	99,577	$5,476,237
Mattel, Inc.	28,515	873,985

		$6,350,222

Machinery & Tools – 0.9%
Caterpillar, Inc.	23,741	$2,351,071
Cummins, Inc.	67,646	8,927,919
Eaton Corp. PLC	142,985	9,060,959
Illinois Tool Works, Inc.	87,049	7,348,677

		$27,688,626

Major Banks – 6.8%
Bank of America Corp.	479,706	$8,178,987
Bank of New York Mellon Corp.	430,940	16,690,306
BOC Hong Kong Holdings Ltd.	603,000	1,922,027
Goldman Sachs Group, Inc.	115,334	21,171,862
HSBC Holdings PLC	343,443	3,495,342
JPMorgan Chase & Co.	1,186,330	71,464,519
Mizuho Financial Group, Inc.	2,203,900	3,936,576
Morgan Stanley	154,693	5,347,737
PNC Financial Services Group, Inc.	87,917	7,523,937
State Street Corp.	174,348	12,833,756
Sumitomo Mitsui Financial Group, Inc.	77,300	3,151,204
Wells Fargo & Co.	970,450	50,337,242

		$206,053,495

Medical & Health Technology & Services – 0.5%
AmerisourceBergen Corp.	46,286	$3,577,908
Cardinal Health, Inc.	29,544	2,213,436
Express Scripts Holding Co. (a)	134,717	9,515,062
Quest Diagnostics, Inc.	9,868	598,790

		$15,905,196

Medical Equipment – 2.0%
Abbott Laboratories	370,806	$15,421,822
Covidien PLC	107,128	9,267,643
Medtronic, Inc.	172,547	10,689,287
St. Jude Medical, Inc.	158,113	9,507,335
Thermo Fisher Scientific, Inc.	132,258	16,095,799

		$60,981,886

Metals & Mining – 0.4%
Rio Tinto Ltd.	138,129	$6,788,373
Vale S.A., ADR	375,793	4,137,481

		$10,925,854

Natural Gas – Distribution – 0.2%
GDF SUEZ	260,703	$6,520,367

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	143,862	$7,962,762

Oil Services – 0.4%
Ensco PLC, “A”	207,832	$8,585,540
Schlumberger Ltd.	30,942	3,146,492

		$11,732,032

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.4%
American Express Co.	39,178	$3,429,642
BB&T Corp.	135,330	5,035,629
Citigroup, Inc.	93,558	4,848,176
Discover Financial Services	116,440	7,497,572
SunTrust Banks, Inc.	68,677	2,611,786
U.S. Bancorp	238,368	9,970,933
Visa, Inc., “A”	35,448	7,563,540
Western Union Co.	98,679	1,582,811

		$42,540,089

Pharmaceuticals – 5.2%
Actavis PLC (a)	22,192	$5,354,486
Bayer AG	28,382	3,975,532
Bristol-Myers Squibb Co.	302,174	15,465,265
Eli Lilly & Co.	155,536	10,086,510
GlaxoSmithKline PLC	311,365	7,126,522
Johnson & Johnson	430,319	45,867,702
Merck & Co., Inc.	249,184	14,771,628
Novartis AG	21,738	2,047,243
Pfizer, Inc.	1,472,454	43,540,465
Roche Holding AG	6,237	1,846,789
Valeant Pharmaceuticals International, Inc. (a)	33,635	4,412,912
Zoetis, Inc.	106,850	3,948,108

		$158,443,162

Printing & Publishing – 0.1%
McGraw-Hill Cos., Inc.	30,732	$2,595,317
Moody’s Corp.	6,484	612,738
Time, Inc. (a)	6,977	163,471

		$3,371,526

Railroad & Shipping – 0.3%
Canadian National Railway Co.	64,475	$4,575,146
Union Pacific Corp.	31,695	3,436,372

		$8,011,518

Real Estate – 0.5%
Annaly Mortgage Management, Inc., REIT	165,024	$1,762,456
Corio N.V., REIT	31,178	1,528,905
EPR Properties, REIT	44,238	2,241,982
Medical Properties Trust, Inc., REIT	188,059	2,305,603
Starwood Property Trust, Inc., REIT	132,083	2,900,543
Washington Prime Group, Inc. REIT	344,784	6,026,824

		$16,766,313

Restaurants – 0.5%
McDonald’s Corp.	93,657	$8,879,620
YUM! Brands, Inc.	70,580	5,080,348

		$13,959,968

Specialty Chemicals – 0.3%
FMC Corp.	32,115	$1,836,657
Marine Harvest	234,718	3,287,651
Praxair, Inc.	22,481	2,900,049
Valspar Corp.	7,498	592,267

		$8,616,624

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.3%
Advance Auto Parts, Inc.	27,178	$3,541,293
Bed Bath & Beyond, Inc. (a)	22,285	1,467,022
Staples, Inc.	389,058	4,707,602

		$9,715,917

Telecommunications – Wireless – 0.1%
Vodafone Group PLC	1,030,261	$3,396,077

Telephone Services – 1.9%
AT&T, Inc.	141,651	$4,991,781
Bezeq – The Israel Telecommunication Corp. Ltd.	381,239	658,456
CenturyLink, Inc.	134,739	5,509,478
Frontier Communications Corp.	1,785,014	11,620,441
TDC A.S.	496,112	3,756,103
Telecom Italia S.p.A. – Savings Shares	2,750,108	2,437,331
Telefonica Brasil S.A., ADR	127,369	2,506,622
Verizon Communications, Inc.	513,610	25,675,364
Windstream Holdings, Inc.	187,887	2,025,422

		$59,180,998

Tobacco – 2.7%
Altria Group, Inc.	251,399	$11,549,270
Imperial Tobacco Group PLC	29,135	1,253,271
Japan Tobacco, Inc.	199,900	6,501,421
Lorillard, Inc.	263,175	15,766,814
Philip Morris International, Inc.	558,877	46,610,342

		$81,681,118

Trucking – 0.4%
United Parcel Service, Inc., “B”	136,247	$13,391,718

Utilities – Electric Power – 1.5%
American Electric Power Co., Inc.	143,112	$7,471,878
Duke Energy Corp.	62,508	4,673,723
E.ON AG	298,593	5,466,616
Edison International	77,813	4,351,303
NRG Energy, Inc.	124,165	3,784,549
PG&E Corp.	88,830	4,000,903
PPL Corp.	352,052	11,561,388
Public Service Enterprise Group, Inc.	87,155	3,245,652

		$44,556,012

Total Common Stocks		$1,804,731,459

BONDS – 39.0%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/18	$1,275,000	$1,674,531

Asset-Backed & Securitized – 2.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40 (z)	$2,990,095	$1,783,572
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	95,464	12,074
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.536%, 1/30/25 (z)	2,547,000	2,525,307
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	3,050,000	3,345,820

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$4,261,918	$4,552,930
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	5,852,223	6,356,731
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.331%, 7/15/25 (z)	3,273,000	3,225,640
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,735,000	1,733,642
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,270,172	1,212,405
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	9,179,908	10,025,387
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	5,978,000	6,322,584
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.384%, 4/25/25 (z)	2,971,000	2,932,647
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	4,257,000	4,342,349
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	1,097,863	1,162,466
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2/15/51	798,040	800,033
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.98%, 6/15/49	777,548	842,323
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	2,548,000	2,623,660
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	4,795,935	5,035,022
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.027%, 6/12/50	389,367	389,940
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 6/12/50	7,062,966	7,684,479
Morgan Stanley Capital I, Inc., FRN, 1.117%, 11/15/30 (i)(n)	4,385,133	110,483
Race Point CLO Ltd., “A1A”, FRN, 0.439%, 8/01/21 (n)	1,947,185	1,934,185
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	2,705,567	2,194,899
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.14%, 2/15/51	771,988	832,158
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 6/15/49	4,011,472	4,339,173

		$76,319,909

Automotive – 0.3%
Toyota Motor Credit Corp., 3.2%, 6/17/15	$2,200,000	$2,244,139
Toyota Motor Credit Corp., 3.4%, 9/15/21	3,170,000	3,283,977

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	$3,032,000	$3,111,166

		$8,639,282

Broadcasting – 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43	$2,180,000	$2,157,082
Grupo Televisa S.A.B., 5%, 5/13/45	1,122,000	1,108,413
News America, Inc., 8.5%, 2/23/25	2,839,000	3,790,386

		$7,055,881

Cable TV – 0.3%
Comcast Corp., 2.85%, 1/15/23	$3,520,000	$3,449,037
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	2,855,000	4,217,206

		$7,666,243

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 5/04/43	$1,303,000	$1,208,195

Conglomerates – 0.2%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,096,000	$1,083,227
General Electric Co., 2.7%, 10/09/22	2,780,000	2,705,880
United Technologies Corp., 3.1%, 6/01/22	1,510,000	1,509,165

		$5,298,272

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$3,463,000	$3,539,498

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,936,000	$2,012,298

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$3,630,000	$3,636,353
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,088,000	1,117,319
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	1,277,000	1,308,925
Petroleos Mexicanos, 8%, 5/03/19	2,671,000	3,243,930
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,457,255	1,538,074
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	2,591,000	2,596,387

		$13,440,988

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/25	$287,000	$373,818
United Mexican States, 4.75%, 3/08/44	2,089,000	2,073,333

		$2,447,151

Energy – Independent – 0.1%
Apache Corp., 3.25%, 4/15/22	$1,493,000	$1,496,128
Apache Corp., 4.75%, 4/15/43	1,141,000	1,140,244

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
EOG Resources, Inc., 2.625%, 3/15/23	$1,069,000	$1,020,136

		$3,656,508

Energy – Integrated – 0.4%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,054,000	$1,151,159
BP Capital Markets PLC, 4.742%, 3/11/21	3,027,000	3,339,613
Petro-Canada, 6.05%, 5/15/18	1,942,000	2,214,468
Total Capital International S.A., 1.55%, 6/28/17	3,169,000	3,191,592
Total Capital International S.A., 3.75%, 4/10/24	3,360,000	3,450,018

		$13,346,850

Financial Institutions – 0.1%
General Electric Capital Corp., 2.3%, 1/14/19	$2,330,000	$2,352,967
General Electric Capital Corp., 3.1%, 1/09/23	1,689,000	1,671,583

		$4,024,550

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$3,600,000	$5,372,813
Conagra Foods, Inc., 3.2%, 1/25/23	1,321,000	1,266,945
Diageo Capital PLC, 2.625%, 4/29/23	1,270,000	1,209,528
Kraft Foods Group, Inc., 3.5%, 6/06/22	1,463,000	1,480,885
Kraft Foods Group, Inc., 5%, 6/04/42	1,740,000	1,819,088
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	756,000	761,380

		$11,910,639

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/22	$5,088,000	$5,596,413
American International Group, Inc., 4.125%, 2/15/24	2,620,000	2,721,520

		$8,317,933

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 1/15/23	$2,122,000	$2,097,990

Insurance – Property & Casualty – 0.5%
ACE Ltd., 2.7%, 3/13/23	$3,560,000	$3,419,497
Allstate Corp., 5.75%, 8/15/53	1,025,000	1,091,625
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	4,072,000	4,463,930
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	1,699,000	1,736,414
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	3,270,000	3,600,983
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	1,514,000	1,627,550

		$15,939,999

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.4%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$826,000	$828,032
KFW International Finance, Inc., 4.875%, 6/17/19	4,560,000	5,186,699
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	6,400,000	6,132,666

		$12,147,397

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$3,440,000	$3,580,627

Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/22	$3,950,000	$3,841,458

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$3,685,000	$5,277,620

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$2,786,000	$3,072,189

Major Banks – 1.9%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$1,800,000	$1,849,363
Bank of America Corp., 5.49%, 3/15/19	2,989,000	3,299,730
Bank of America Corp., 7.625%, 6/01/19	2,480,000	2,995,981
Bank of America Corp., 4.1%, 7/24/23	3,870,000	3,950,871
Bank of America Corp., 4.125%, 1/22/24	5,102,000	5,199,479
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)	1,842,000	2,141,325
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	3,520,000	3,828,176
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,227,000	4,590,569
HSBC Holdings PLC, 5.1%, 4/05/21	2,410,000	2,711,975
ING Bank N.V., 5.8%, 9/25/23 (n)	3,438,000	3,787,009
JPMorgan Chase & Co., 6.3%, 4/23/19	3,410,000	3,955,375
JPMorgan Chase & Co., 3.25%, 9/23/22	1,120,000	1,102,362
JPMorgan Chase & Co., 3.2%, 1/25/23	3,871,000	3,778,793
Morgan Stanley, 3.875%, 4/29/24	3,188,000	3,184,694
Morgan Stanley, 6.625%, 4/01/18	4,287,000	4,909,575
PNC Funding Corp., 5.625%, 2/01/17	3,348,000	3,649,765
Royal Bank of Scotland PLC, 2.55%, 9/18/15	875,000	887,975
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,743,000	1,775,681

		$57,598,698

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 0.3%
CareFusion Corp., 6.375%, 8/01/19	$3,950,000	$4,556,313
Express Scripts Holding Co., 2.65%, 2/15/17	3,087,000	3,174,393

		$7,730,706

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$3,570,000	$3,521,137
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	3,220,000	3,267,041

		$6,788,178

Midstream – 0.5%
Energy Transfer Partners LP, 3.6%, 2/01/23	$1,975,000	$1,922,467
Energy Transfer Partners LP, 4.9%, 2/01/24	1,270,000	1,327,455
Enterprise Products Operating LP, 6.5%, 1/31/19	2,995,000	3,508,643
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	1,369,000	1,351,966
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	1,023,000	1,237,325
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	1,661,000	2,084,537
Spectra Energy Capital LLC, 8%, 10/01/19	2,734,000	3,382,357

		$14,814,750

Mortgage-Backed – 12.4%
Fannie Mae, 3.5%, 7/01/43	$2,485,912	$2,544,344
Fannie Mae, 4.56%, 3/01/15	305,615	309,304
Fannie Mae, 4.877%, 4/01/15	30,123	30,386
Fannie Mae, 5.1%, 6/01/15	480,000	487,946
Fannie Mae, 4.78%, 8/01/15	423,552	431,755
Fannie Mae, 4.856%, 8/01/15	279,238	284,558
Fannie Mae, 5.138%, 8/01/15	76,115	78,058
Fannie Mae, 5.19%, 11/01/15	385,238	397,626
Fannie Mae, 5.662%, 2/01/16	685,269	714,658
Fannie Mae, 5.5%, 7/01/16 - 4/01/40	30,868,308	34,441,411
Fannie Mae, 5.732%, 7/01/16	899,038	956,757
Fannie Mae, 5.09%, 12/01/16	488,535	525,250
Fannie Mae, 5.27%, 12/01/16	1,586,358	1,709,603
Fannie Mae, 5.012%, 1/01/17	29,618	29,976
Fannie Mae, 5.05%, 1/01/17	465,914	494,416
Fannie Mae, 6%, 1/01/17 - 7/01/37	16,936,604	18,995,586
Fannie Mae, 3.8%, 2/01/18	318,940	339,627
Fannie Mae, 3.91%, 2/01/18	465,740	494,731
Fannie Mae, 5%, 2/01/18 - 3/01/41	14,202,526	15,584,279
Fannie Mae, 4.5%, 4/01/18 - 4/01/44	23,073,635	24,970,409
Fannie Mae, 2.578%, 9/25/18	2,388,000	2,440,796
Fannie Mae, 4.6%, 9/01/19	489,510	537,225
Fannie Mae, 4.88%, 3/01/20	663,838	721,900
Fannie Mae, 2.59%, 5/01/23	492,159	483,945
Fannie Mae, 3%, 3/01/27 - 4/01/27	2,561,701	2,647,557
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	2,440,455	2,468,956

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	$4,774,589	$5,477,192
Fannie Mae, 4%, 2/01/41	880,672	929,354
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	6,954,161	7,127,302
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	12,871,445	13,174,274
Fannie Mae, TBA, 3%, 10/01/29	9,700,000	9,991,000
Fannie Mae, TBA, 4.5%, 12/01/43	3,460,000	3,733,015
Fannie Mae, TBA, 4%, 10/01/44 - 11/01/44	44,397,000	46,777,966
Freddie Mac, 3.034%, 10/25/20	558,000	577,779
Freddie Mac, 6%, 4/01/16 - 6/01/37	7,553,487	8,555,493
Freddie Mac, 3.882%, 11/25/17	1,246,615	1,329,602
Freddie Mac, 5%, 12/01/17 - 7/01/39	8,188,643	9,012,029
Freddie Mac, 3.154%, 2/25/18	430,000	450,933
Freddie Mac, 4.5%, 5/01/18 - 10/01/39	6,468,382	6,929,430
Freddie Mac, 2.412%, 8/25/18	1,820,000	1,858,495
Freddie Mac, 2.303%, 9/25/18	617,765	627,065
Freddie Mac, 5.5%, 1/01/19 - 2/01/37	6,688,545	7,436,736
Freddie Mac, 5.085%, 3/25/19	4,316,000	4,847,071
Freddie Mac, 1.869%, 11/25/19	1,266,000	1,246,938
Freddie Mac, 3.808%, 8/25/20	3,705,000	3,975,387
Freddie Mac, 3.32%, 2/25/23	618,000	639,082
Freddie Mac, 3.458%, 8/25/23	2,553,000	2,657,785
Freddie Mac, 6.5%, 5/01/34 - 2/01/38	2,932,711	3,393,208
Freddie Mac, 4%, 11/01/40 - 11/01/43	16,795,460	17,706,512
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	18,528,583	18,970,827
Freddie Mac, 3%, 3/01/43 - 5/01/43	16,322,618	16,214,620
Freddie Mac, TBA, 4%, 10/01/44	9,063,000	9,541,635
Ginnie Mae, 4%, 2/20/42	219,284	232,875
Ginnie Mae, 3%, 2/15/43 - 6/20/43	7,588,341	7,659,872
Ginnie Mae, 6%, 9/15/32 - 1/15/38	4,886,487	5,625,940
Ginnie Mae, 5.5%, 5/15/33 - 10/15/35	3,230,494	3,613,445
Ginnie Mae, 4.5%, 7/20/33 - 10/20/43	12,220,588	13,326,823
Ginnie Mae, 5%, 7/20/33 - 12/15/34	1,091,526	1,208,019
Ginnie Mae, 4%, 1/20/41 - 4/20/41	9,739,813	10,366,230
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	15,135,264	15,679,975
Ginnie Mae, 3%, 7/20/43	842,506	849,732

		$374,864,700

Network & Telecom – 0.4%
Verizon Communications, Inc., 6.4%, 9/15/33	$4,093,000	$4,986,166
Verizon Communications, Inc., 6.55%, 9/15/43	5,160,000	6,446,863

		$11,433,029

Oil Services – 0.1%
Transocean, Inc., 3.8%, 10/15/22	$1,785,000	$1,638,255

Other Banks & Diversified Financials – 0.8%
Banco Bradesco S.A., 6.75%, 9/29/19 (n)	$2,072,000	$2,320,640
Banco de Credito del Peru, 5.375%, 9/16/20	2,967,000	3,196,943
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,890,000	3,236,800
Capital One Financial Corp., 6.15%, 9/01/16	4,542,000	4,962,866

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 2.5%, 9/26/18	$2,450,000	$2,465,935
Discover Bank, 4.2%, 8/08/23	1,540,000	1,594,314
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	3,106,000	4,216,395
Swedbank AB, 2.125%, 9/29/17 (n)	821,000	829,117
U.S. Bancorp, 3.7%, 1/30/24	2,301,000	2,372,299

		$25,195,309

Pharmaceuticals – 0.2%
AbbVie, Inc., 1.2%, 11/06/15	$2,310,000	$2,318,693
Gilead Sciences, Inc., 3.7%, 4/01/24	915,000	934,617
Roche Holdings, Inc., 6%, 3/01/19 (n)	912,000	1,056,920
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	3,146,000	3,197,610

		$7,507,840

Real Estate – Apartment – 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/21	$3,238,000	$3,532,367

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$2,622,000	$2,925,853

Retailers – 0.5%
Gap, Inc., 5.95%, 4/12/21	$2,180,000	$2,479,231
Home Depot, Inc., 3.75%, 2/15/24	1,900,000	1,979,348
Home Depot, Inc., 5.95%, 4/01/41	989,000	1,232,073
Limited Brands, Inc., 5.25%, 11/01/14	1,219,000	1,221,438
Wal-Mart Stores, Inc., 5.25%, 9/01/35	5,931,000	6,851,254

		$13,763,344

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/17	$2,069,000	$2,076,943

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$3,560,000	$3,494,809
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,493,000	2,883,840
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,270,000	1,399,856
Rogers Communications, Inc., 6.8%, 8/15/18	5,026,000	5,884,657

		$13,663,162

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$3,640,000	$3,486,523
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	3,636,000	3,625,412

		$7,111,935

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,696,000	$3,560,823

U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 9/15/15	$152,000	$158,008

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.35%, 7/01/23	$9,295	$9,769
Small Business Administration, 4.77%, 4/01/24	579,335	612,321
Small Business Administration, 5.18%, 5/01/24	1,004,265	1,080,994
Small Business Administration, 5.52%, 6/01/24	56,719	61,639
Small Business Administration, 4.99%, 9/01/24	807,369	869,821
Small Business Administration, 4.95%, 3/01/25	29,051	31,365
Small Business Administration, 5.11%, 8/01/25	3,096,817	3,345,854

		$6,169,771

U.S. Treasury Obligations – 12.6%
U.S. Treasury Bonds, 8.5%, 2/15/20	$5,808,000	$7,788,168
U.S. Treasury Bonds, 8%, 11/15/21	723,000	1,000,451
U.S. Treasury Bonds, 6%, 2/15/26	777,000	1,037,053
U.S. Treasury Bonds, 6.75%, 8/15/26	2,569,000	3,648,782
U.S. Treasury Bonds, 5.375%, 2/15/31	574,000	759,743
U.S. Treasury Bonds, 4.5%, 2/15/36	1,203,000	1,484,765
U.S. Treasury Bonds, 5%, 5/15/37	1,609,000	2,123,125
U.S. Treasury Bonds, 4.5%, 8/15/39	59,936,600	74,386,955
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	6,088,674
U.S. Treasury Notes, 4.125%, 5/15/15	11,422,000	11,710,223
U.S. Treasury Notes, 2.125%, 5/31/15	55,046,000	55,796,442
U.S. Treasury Notes, 9.875%, 11/15/15	2,793,000	3,094,666
U.S. Treasury Notes, 2.625%, 2/29/16	2,673,000	2,760,394
U.S. Treasury Notes, 5.125%, 5/15/16	488,000	525,038
U.S. Treasury Notes, 0.875%, 12/31/16	95,868,000	96,122,625
U.S. Treasury Notes, 0.75%, 6/30/17	6,500,000	6,456,834
U.S. Treasury Notes, 4.75%, 8/15/17	1,507,000	1,664,528
U.S. Treasury Notes, 3.75%, 11/15/18	17,568,000	19,103,830
U.S. Treasury Notes, 2.75%, 2/15/19	6,407,000	6,705,323
U.S. Treasury Notes, 3.125%, 5/15/19	514,000	546,165
U.S. Treasury Notes, 3.5%, 5/15/20	32,209,000	34,906,504
U.S. Treasury Notes, 3.125%, 5/15/21	41,622,000	44,106,334

		$381,816,622

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$1,930,000	$1,979,808
MidAmerican Funding LLC, 6.927%, 3/01/29	903,000	1,174,306
Oncor Electric Delivery Co., 7%, 9/01/22	2,810,000	3,547,001
Pacific Gas & Electric Co., 4.6%, 6/15/43	2,940,000	3,042,876
PPL Capital Funding, Inc., 5%, 3/15/44	870,000	939,956
PPL Corp., 3.4%, 6/01/23	2,940,000	2,896,958
Progress Energy, Inc., 3.15%, 4/01/22	3,893,000	3,906,497

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PSEG Power LLC, 5.32%, 9/15/16	$2,617,000	$2,830,380
Waterford 3 Funding Corp., 8.09%, 1/02/17	1,108,530	1,108,528

		$21,426,310

Total Bonds		$1,180,134,603

PREFERRED STOCKS – 0.3%
Metals & Mining – 0.2%
Vale S.A.	571,900	$5,556,034

Utilities – Electric Power – 0.1%
Companhia Energetica de Minas Gerais	561,687	$3,439,757

Total Preferred Stocks		$8,995,791

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.0%
Aerospace – 0.0%
United Technologies Corp., 7.5%	16,840	$991,708

MONEY MARKET FUNDS – 3.5%
MFS Institutional Money Market Portfolio, 0.9%, at Net Asset Value (v)	107,518,424	$107,518,424

Total Investments		$3,102,371,985

OTHER ASSETS, LESS LIABILITIES – (2.4)%		(74,065,550)

NET ASSETS – 100.0%		$3,028,306,435

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $74,702,361, representing 2.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40	3/01/06	$2,990,095	$1,783,572
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96-1/03/97	93,231	12,074
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.536%, 1/30/25	9/26/14	2,531,081	2,525,307
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.331%, 7/15/25	9/26/14	3,224,887	3,225,640
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.384%, 4/25/25	9/26/14	2,935,348	2,932,647
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	1,277,000	1,308,925
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	2,568,872	2,596,387
Total Restricted Securities			$14,384,552
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

9

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,622,387,030	$—	$—	$1,622,387,030
United Kingdom	6,788,373	40,998,434	—	47,786,807
Switzerland	—	32,228,810	—	32,228,810
Canada	21,426,184	—	—	21,426,184
Brazil	19,846,071	—	—	19,846,071
Japan	16,854,164	—	—	16,854,164
France	—	14,139,968	—	14,139,968
Germany	13,872,949	—	—	13,872,949
Netherlands	1,528,905	6,335,627	—	7,864,532
Other Countries	8,831,359	9,481,084	—	18,312,443
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	389,660,924	—	389,660,924
Non-U.S. Soverign Debt	—	33,693,106	—	33,693,106
U.S. Corporate Bonds	—	220,078,313	—	220,078,313
Residential Mortgage-Backed Securities	—	378,284,078	—	378,284,078
Comercial Mortgage-Backed Securities	—	58,765,538	—	58,765,538
Asset-Backed Securities (including CDOs)	—	14,134,993	—	14,134,993
Foreign Bonds	—	85,517,651	—	85,517,651
Mutual Funds	107,518,424	—	—	107,518,424
Total Investments	$1,819,053,459	$1,283,318,526	$—	$3,102,371,985

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $87,697,405 were considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,922,027 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,662,217,565
Gross unrealized appreciation	479,861,645
Gross unrealized depreciation	(39,707,225)
Net unrealized appreciation (depreciation)	$440,154,420

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,330,222	339,874,074	(320,685,872)	107,518,424

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$65,051	$107,518,424

10

QUARTERLY REPORT

September 30, 2014

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 99.8%
Aerospace – 0.2%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$6,535,000	$7,124,457

Apparel Manufacturers – 0.1%
PVH Corp., 4.5%, 12/15/22	$1,745,000	$1,705,738

Asset-Backed & Securitized – 12.3%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	$6,044,000	$6,044,604
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.624%, 10/25/35	2,800,000	2,604,619
ARI Fleet Lease Trust, “A”, FRN, 0.703%, 3/15/20 (n)	451,687	451,794
ARI Fleet Lease Trust, “A”, FRN, 0.453%, 1/15/21 (n)	851,642	851,212
Babson Ltd., CLO, “A1”, FRN, 0.483%, 7/20/19 (n)	245,865	245,818
Babson Ltd., CLO, FRN, 1.333%, 4/20/25 (z)	7,294,218	7,187,701
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/43 (n)	2,801,036	2,992,562
Banc of America Commercial Mortgage, Inc., FRN, 5.774%, 4/24/49 (n)	637,169	691,469
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	8,700,365	9,343,418
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	324,878	168
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	233,342	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	609,951	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	299,779	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	673,609	0
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	15,862	16,120
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40 (z)	146,315	87,276
Bear Stearns Commercial Mortgage Securities, Inc., “A3”, 5.793%, 9/11/42	542,878	542,471
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/45	5,150,000	5,576,930
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.742%, 9/11/42	2,810,000	3,093,209
Bear Stearns Cos., Inc., “A2”, FRN, 0.604%, 12/25/42	1,464,007	1,434,380
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35 (z)	1,199,628	1,217,383
Cent CDO XI Ltd., “A1”, FRN, 0.494%, 4/25/19 (n)	3,588,085	3,562,473

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Chesapeake Funding LLC, “A”, FRN, 0.606%, 1/07/25 (n)	$11,347,156	$11,331,157
Chesapeake Funding LLC, “A”, FRN, 0.906%, 11/07/23 (n)	928,231	931,287
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	16,789,455	17,935,873
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	10,410,000	10,915,499
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.4%, 7/15/44	500,000	518,516
CNH Wholesale Master Note Trust, “A”, FRN, 0.753%, 8/15/19 (n)	10,568,000	10,593,976
Commercial Mortgage Acceptance Corp., FRN, 2.195%, 9/15/30 (i)	33,876	1,503
Commercial Mortgage Asset Trust, FRN, 0.82%, 1/17/32 (i)(z)	544,233	3,028
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,361,478	1,449,609
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/45	3,950,000	3,957,485
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	282,201	283,337
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	1,490,000	1,495,005
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	10,453,671	11,364,938
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	13,668,432	14,415,576
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.097%, 9/15/39	6,667,307	7,241,949
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	2,246,726	2,398,398
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	292,711	292,440
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 12/25/35	28,373	28,160
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	2,064,480	2,259,563
CWCapital LLC, 5.223%, 8/15/48	543,074	577,342
Dryden Senior Loan Fund, “A”, FRN, 1.613%, 1/15/25 (z)	7,548,370	7,514,078
Falcon Franchise Loan LLC, FRN, 17.621%, 1/05/25 (i)(z)	16,161	4,202
First Union National Bank Commercial Mortgage Trust, FRN, 2.009%, 1/12/43 (d)(i)(q)(z)	156,926	244
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.633%, 1/17/26 (z)	8,321,193	8,303,386
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	4,559,000	4,555,430
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	974,966	1,045,172

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	$1,138,865	$1,139,879
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	5,033,997	5,034,717
GMAC LLC, FRN, 8.34%, 4/15/34 (d)(n)(q)	69,608	38,992
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	14,801,744	16,164,999
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	11,128,879	11,770,370
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.703%, 12/10/27 (n)	6,563,000	6,573,993
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.553%, 4/10/28 (z)	7,424,000	7,426,955
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	703,217	744,597
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/46	600,000	643,882
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.98%, 6/15/49	3,564,937	3,620,718
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.433%, 12/15/44	302,808	303,784
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2/15/51	465,423	466,586
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.98%, 6/15/49	9,677,430	10,483,628
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.891%, 2/12/49	763,398	829,850
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.621%, 7/15/42 (n)	130,000	26,169
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.98%, 6/15/49	15,944,203	16,734,382
JPMorgan Mortgage Trust, “A1”, FRN, 2.027%, 10/25/33	445,183	448,910
Kingsland III Ltd., “A1”, CDO, FRN, 0.449%, 8/24/21 (n)	2,277,807	2,268,728
KKR Financial CLO Ltd., “A1”, FRN, 0.505%, 4/26/17 (n)	8,473	8,471
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/39	2,900,000	3,100,181
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2/15/31	2,000,000	2,072,456
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.249%, 2/18/30 (i)	38,523	876
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.111%, 5/25/36	984,579	985,080

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.126%, 4/25/35	$729,535	$695,084
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.027%, 6/12/50	1,662,601	1,665,049
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 6/12/50	14,690,646	15,983,364
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/45	5,000,000	5,004,565
Morgan Stanley Capital I Trust, “A4”, FRN, 5.831%, 6/11/42	2,382,000	2,615,958
Morgan Stanley Capital I Trust, “AM”, FRN, 5.868%, 4/15/49	14,764,000	15,470,930
Morgan Stanley Capital I, Inc., FRN, 1.117%, 11/15/30 (i)(n)	94,938	2,392
Morgan Stanley Re-REMIC Trust, FRN, 5.99%, 8/15/45 (n)	11,500,000	12,477,673
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	7,531,000	7,528,884
Preferred Term Securities XIX Ltd., CDO, FRN, 0.584%, 12/22/35 (z)	365,588	270,572
Race Point CLO Ltd., “A”, FRN, 1.482%, 2/20/25 (n)	7,740,000	7,676,261
Race Point CLO Ltd., “A1A”, FRN, 0.439%, 8/01/21 (n)	8,508,667	8,451,864
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	127,304	103,275
Smart Trust, “A2B”, FRN, 0.403%, 9/14/15	1,216,029	1,215,985
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.503%, 7/22/19 (n)	6,106,000	6,107,966
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.14%, 2/15/51	7,111,200	7,665,455
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 6/15/49	13,489,441	14,591,407

		$363,775,647

Automotive – 0.7%
Ford Motor Credit Co. LLC, 12%, 5/15/15	$1,400,000	$1,498,994
Ford Motor Credit Co. LLC, 7%, 4/15/15	1,900,000	1,965,360
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	1,300,000	1,359,215
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	6,870,000	7,160,704
Lear Corp., 8.125%, 3/15/20	3,146,000	3,319,030
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	5,653,000	5,723,663

		$21,026,966

Biotechnology – 0.5%
Life Technologies Corp., 5%, 1/15/21	$13,872,000	$15,442,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 0.6%
Discovery Communications, Inc., 4.95%, 5/15/42	$3,823,000	$3,826,139
Grupo Televisa S.A.B., 5%, 5/13/45	4,412,000	4,358,571
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	2,857,000	3,018,443
SES S.A., 3.6%, 4/04/23 (n)	2,386,000	2,404,809
SES S.A., 5.3%, 4/04/43 (z)	3,272,000	3,464,508

		$17,072,470

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 6%, 11/15/17	$9,560,000	$9,846,800
NYSE Euronext, 2%, 10/05/17	3,115,000	3,144,206
TD Ameritrade Holding Corp., 5.6%, 12/01/19	3,959,000	4,578,655

		$17,569,661

Building – 0.6%
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	$1,910,000	$2,000,725
CEMEX Finance LLC, 9.375%, 10/12/22	3,367,000	3,796,293
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	3,928,000	3,983,852
Mohawk Industries, Inc., 6.125%, 1/15/16	3,371,000	3,585,800
Mohawk Industries, Inc., 3.85%, 2/01/23	2,668,000	2,646,923
Owens Corning, Inc., 6.5%, 12/01/16	465,000	512,266

		$16,525,859

Business Services – 0.2%
Equinix, Inc., 4.875%, 4/01/20	$4,055,000	$4,014,450
Tencent Holdings Ltd., 3.375%, 3/05/18	2,782,000	2,850,112

		$6,864,562

Cable TV – 0.9%
British Sky Broadcasting Group PLC, 2.625%, 9/16/19 (n)	$2,442,000	$2,440,530
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	2,690,000	2,804,325
Comcast Corp. Co., 4.2%, 8/15/34	3,488,000	3,458,045
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	1,741,000	1,717,958
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	7,895,000	7,559,463
Time Warner Cable, Inc., 4.5%, 9/15/42	817,000	806,208
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	290,000	428,368
Videotron Ltd., 5%, 7/15/22	8,605,000	8,518,950

		$27,733,847

Chemicals – 1.8%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$7,097,000	$6,955,060
CF Industries Holdings, Inc., 7.125%, 5/01/20	5,826,000	7,028,364

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
CF Industries Holdings, Inc., 5.375%, 3/15/44	$3,102,000	$3,246,212
Dow Chemical Co., 8.55%, 5/15/19	8,579,000	10,782,379
FMC Corp., 4.1%, 2/01/24	7,046,000	7,284,789
LYB International Finance B.V., 4%, 7/15/23	2,752,000	2,847,197
LyondellBasell Industries N.V., 5.75%, 4/15/24	6,275,000	7,285,200
Tronox Finance LLC, 6.375%, 8/15/20	6,473,000	6,497,274

		$51,926,475

Computer Software – 0.1%
VeriSign, Inc., 4.625%, 5/01/23	$4,405,000	$4,250,825

Computer Software – Systems – 0.1%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$1,755,000	$1,820,813
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	938,000	956,760

		$2,777,573

Consumer Products – 0.6%
Mattel, Inc., 5.45%, 11/01/41	$4,191,000	$4,574,720
Newell Rubbermaid, Inc., 4.7%, 8/15/20	5,160,000	5,531,953
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	6,765,000	6,914,439

		$17,021,112

Consumer Services – 0.2%
ADT Corp., 6.25%, 10/15/21	$5,215,000	$5,397,525

Containers – 0.4%
Crown American LLC, 4.5%, 1/15/23	$7,710,000	$7,285,950
Greif, Inc., 7.75%, 8/01/19	4,075,000	4,625,125

		$11,911,075

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$500,000	$582,095

Electronics – 0.0%
NXP B.V., 5.75%, 2/15/21 (n)	$1,099,000	$1,115,485

Emerging Market Quasi-Sovereign – 0.1%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$2,883,000	$2,732,219

Energy – Independent – 0.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,253,000	$1,420,298
Anadarko Petroleum Corp., 4.5%, 7/15/44	6,976,000	6,721,446
ConocoPhillips, 6%, 1/15/20	740,000	870,607
EQT Corp., 4.875%, 11/15/21	3,718,000	4,062,484

		$13,074,835

Energy – Integrated – 0.6%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$1,855,000	$1,919,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
BP Capital Markets PLC, 2.237%, 5/10/19	$6,940,000	$6,897,534
Chevron Corp., 1.104%, 12/05/17	1,560,000	1,545,052
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	6,254,000	5,974,446

		$16,336,606

Entertainment – 0.6%
Carnival Corp., 3.95%, 10/15/20	$11,769,000	$12,321,143
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	5,250,000	5,092,500

		$17,413,643

Financial Institutions – 1.7%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$6,417,000	$6,713,786
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,574,875
General Electric Capital Corp., 4.65%, 10/17/21	1,733,000	1,908,844
General Electric Capital Corp., 3.15%, 9/07/22	5,800,000	5,776,614
General Electric Capital Corp., 7.5%, 8/21/35	4,000,000	5,638,028
General Electric Capital Corp., 2.1%, 12/11/19	2,064,000	2,051,707
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,190,000	1,338,750
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	8,810,000	8,391,525
SLM Corp., 4.625%, 9/25/17	7,121,000	7,201,111
SLM Corp., 8%, 3/25/20	5,448,000	6,108,570

		$50,703,810

Food & Beverages – 1.5%
BRF S.A., 3.95%, 5/22/23 (n)	$4,991,000	$4,696,281
Embotelladora Andina S.A., 5%, 10/01/23 (n)	2,659,000	2,791,001
Kraft Foods Group, Inc., 5%, 6/04/42	3,347,000	3,499,131
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	903,000	996,172
Smithfield Foods, Inc., 6.625%, 8/15/22	7,095,000	7,485,225
Sysco Corp., 3.5%, 10/02/24	5,699,000	5,714,649
Tyson Foods, Inc., 3.95%, 8/15/24	2,294,000	2,298,015
Tyson Foods, Inc., 4.5%, 6/15/22	6,476,000	6,863,491
Tyson Foods, Inc., 6.6%, 4/01/16	2,065,000	2,234,311
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	7,334,000	7,443,225

		$44,021,501

Forest & Paper Products – 0.5%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	$7,576,000	$7,773,537
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	3,608,000	4,076,989

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – continued
Packaging Corp. of America, 3.65%, 9/15/24	$3,490,000	$3,427,602

		$15,278,128

Gaming & Lodging – 0.2%
Wyndham Worldwide Corp., 4.25%, 3/01/22	$4,662,000	$4,720,144
Wyndham Worldwide Corp., 5.625%, 3/01/21	1,732,000	1,923,002

		$6,643,146

Insurance – 1.6%
American International Group, Inc., 6.4%, 12/15/20	$8,142,000	$9,686,676
American International Group, Inc., 8.25%, 8/15/18	1,000,000	1,221,455
American International Group, Inc., 4.125%, 2/15/24	3,681,000	3,823,631
American International Group, Inc., 4.5%, 7/16/44	4,114,000	4,064,385
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	4,734,000	4,954,941
Genworth Holdings, Inc., 4.9%, 8/15/23	2,848,000	2,935,055
Metropolitan Life Global Funding I, 1.7%, 6/29/15 (z)	5,295,000	5,346,695
Pacific Lifecorp, 5.125%, 1/30/43 (n)	5,527,000	5,755,729
Unum Group, 4%, 3/15/24	6,546,000	6,639,771
Unum Group, 7.125%, 9/30/16	2,028,000	2,265,156
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,148,000	1,218,659

		$47,912,153

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 6/15/18	$6,739,000	$7,946,069

Insurance – Property & Casualty – 1.5%
Allied World Assurance, 5.5%, 11/15/20	$2,640,000	$2,948,471
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	555,000	559,995
CNA Financial Corp., 5.875%, 8/15/20	3,280,000	3,740,532
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	10,306,000	10,532,948
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	7,863,000	8,658,877
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	4,129,000	4,328,914
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	5,961,000	5,981,035
Swiss Re Ltd., 4.25%, 12/06/42 (n)	926,000	900,122
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,842,000	1,970,940
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,852,000	5,215,900

		$44,837,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.8%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$699,000	$700,720
Electricite de France, FRN, 5.25%, 1/29/49 (n)	5,047,000	5,129,014
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	6,997,000	7,976,580
Statoil A.S.A., 2.45%, 1/17/23	2,114,000	2,017,509
Statoil A.S.A., 3.7%, 3/01/24	8,492,000	8,801,075

		$24,624,898

Internet – 0.2%
Baidu, Inc., 2.75%, 6/09/19	$5,016,000	$4,980,727

Local Authorities – 0.4%
State of California (Build America Bonds), 7.625%, 3/01/40	$860,000	$1,254,000
State of California (Build America Bonds), 7.6%, 11/01/40	7,175,000	10,609,601

		$11,863,601

Machinery & Tools – 0.2%
United Rentals North America, Inc., 7.375%, 5/15/20	$5,655,000	$6,008,438

Major Banks – 8.0%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$5,664,000	$6,021,965
Bank of America Corp., 5.625%, 7/01/20	8,555,000	9,660,238
Bank of America Corp., 5.875%, 1/05/21	1,670,000	1,915,458
Bank of America Corp., 6.1%, 6/15/17	1,725,000	1,920,841
Bank of America Corp., 3.3%, 1/11/23	15,475,000	15,093,092
Bank of America Corp., 4.125%, 1/22/24	10,960,000	11,169,402
Bank of America Corp., 4.875%, 4/01/44	3,440,000	3,566,833
Bank of America Corp., 4.2%, 8/26/24	1,302,000	1,290,742
Bank of New York Mellon Corp., 3.4%, 5/15/24	5,190,000	5,228,790
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	5,150,000	5,600,883
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	4,108,000	4,236,856
Goldman Sachs Group, Inc., 2.375%, 1/22/18	5,005,000	5,056,957
Goldman Sachs Group, Inc., 3.625%, 1/22/23	11,855,000	11,768,198
Goldman Sachs Group, Inc., 4%, 3/03/24	7,977,000	8,034,275
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,636,000	2,862,725
HSBC Holdings PLC, 4%, 3/30/22	5,466,000	5,752,331
HSBC Holdings PLC, 5.25%, 3/14/44	2,057,000	2,183,824
HSBC USA, Inc., 4.875%, 8/24/20	4,090,000	4,519,573
ING Bank N.V., 3.75%, 3/07/17 (n)	5,855,000	6,160,157
ING Bank N.V., 2%, 9/25/15 (n)	1,900,000	1,924,290

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
ING Bank N.V., 5.8%, 9/25/23 (n)	$11,715,000	$12,904,248
JPMorgan Chase & Co., 3.2%, 1/25/23	12,685,000	12,382,843
JPMorgan Chase & Co., 4.25%, 10/15/20	2,800,000	2,987,379
JPMorgan Chase & Co., 4.5%, 1/24/22	1,800,000	1,928,569
JPMorgan Chase & Co., 3.25%, 9/23/22	1,376,000	1,354,331
JPMorgan Chase & Co., 2%, 8/15/17	3,637,000	3,668,005
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	7,715,000	8,104,608
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	269,991
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	4,869,000	5,227,909
Morgan Stanley, 3.875%, 4/29/24	8,329,000	8,320,363
Morgan Stanley, 3.75%, 2/25/23	8,585,000	8,573,848
Morgan Stanley, 5.5%, 7/24/20	1,600,000	1,800,078
Morgan Stanley, 5.5%, 7/28/21	14,214,000	16,009,299
Morgan Stanley, 5.95%, 12/28/17	400,000	448,005
Morgan Stanley, 5.75%, 10/18/16	944,000	1,026,706
PNC Bank N.A., 3.8%, 7/25/23	14,675,000	15,072,560
PNC Funding Corp., 5.625%, 2/01/17	6,173,000	6,729,391
Regions Financial Corp., 2%, 5/15/18	2,524,000	2,494,199
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,137,000	3,183,519
Royal Bank of Scotland PLC, 6%, 12/19/23	7,121,000	7,465,222
Wachovia Corp., 6.605%, 10/01/25	1,764,000	2,159,348

		$236,077,851

Medical & Health Technology & Services – 0.4%
Catholic Health Initiatives, 2.95%, 11/01/22	$6,666,000	$6,470,360
Express Scripts Holding Co., 2.65%, 2/15/17	5,011,000	5,152,861
McKesson Corp., 5.7%, 3/01/17	1,210,000	1,328,861

		$12,952,082

Metals & Mining – 1.7%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$4,010,000	$4,353,408
Barrick North America Finance LLC, 5.75%, 5/01/43	6,000,000	5,938,086
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	4,000,000	3,945,252
Kinross Gold Corp., 5.95%, 3/15/24 (n)	6,437,000	6,547,555
Plains Exploration & Production Co., 6.875%, 2/15/23	8,679,000	9,850,665
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	7,418,000	7,526,370
Southern Copper Corp., 6.75%, 4/16/40	3,312,000	3,681,884
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	6,995,000	7,099,925

		$48,943,145

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – 3.0%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$8,640,000	$8,650,109
DCP Midstream LLC, 3.875%, 3/15/23	1,430,000	1,431,737
El Paso Corp., 7.75%, 1/15/32	6,550,000	8,040,125
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	5,995,000	5,955,733
Energy Transfer Partners LP, 4.65%, 6/01/21	6,198,000	6,580,956
Energy Transfer Partners LP, 5.15%, 2/01/43	3,573,000	3,451,832
Enterprise Products Operating LLC, 3.9%, 2/15/24	7,980,000	8,097,721
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	2,240,000	2,526,745
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	103,000	124,579
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	6,378,000	6,271,774
Kinder Morgan, Inc., 5.625%, 11/15/23 (n)	3,000,000	3,187,500
MarkWest Energy Partners LP, 5.5%, 2/15/23	5,760,000	5,889,600
ONEOK Partners LP, 6.2%, 9/15/43	7,222,000	8,339,294
Plains All American Pipeline LP, 3.6%, 11/01/24	1,866,000	1,831,348
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	8,270,000	8,497,425
Spectra Energy Capital LLC, 8%, 10/01/19	613,000	758,371
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,108,000	1,122,612
Williams Cos., Inc., 3.7%, 1/15/23	10,087,000	9,528,412

		$90,285,873

Mortgage-Backed – 17.5%
Fannie Mae, 4.86%, 1/01/15	$78,151	$78,184
Fannie Mae, 4.85%, 2/01/15	154,499	154,378
Fannie Mae, 4.56%, 3/01/15	48,353	48,937
Fannie Mae, 4.89%, 3/01/15 - 10/01/15	85,528	87,208
Fannie Mae, 4.74%, 4/01/15	43,628	44,048
Fannie Mae, 4.877%, 4/01/15	36,850	37,172
Fannie Mae, 4.815%, 6/01/15	49,600	50,284
Fannie Mae, 5.1%, 6/01/15	275,000	279,552
Fannie Mae, 3%, 7/01/15 - 4/01/27	11,749,901	12,129,289
Fannie Mae, 4.53%, 8/01/15	92,891	94,585
Fannie Mae, 4.6%, 8/01/15 - 9/01/19	784,495	856,770
Fannie Mae, 4.7%, 8/01/15	182,774	186,909
Fannie Mae, 4.78%, 8/01/15	92,810	94,608
Fannie Mae, 4.94%, 8/01/15	120,000	122,388
Fannie Mae, 5.447%, 11/01/15	643,818	664,487
Fannie Mae, 2.82%, 1/01/16	587,264	598,271
Fannie Mae, 5.08%, 2/01/16	322,968	334,660
Fannie Mae, 5.09%, 2/01/16	108,427	113,307
Fannie Mae, 5.134%, 2/01/16	2,336,263	2,437,979
Fannie Mae, 5.433%, 2/01/16	932,334	977,085

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.732%, 7/01/16	$1,428,799	$1,520,530
Fannie Mae, 5.395%, 12/01/16	121,733	131,111
Fannie Mae, 5.012%, 1/01/17	56,274	56,955
Fannie Mae, 5.05%, 1/01/17	242,761	257,612
Fannie Mae, 5.28%, 3/01/17	131,605	140,361
Fannie Mae, 5.54%, 4/01/17	100,347	109,652
Fannie Mae, 5.479%, 6/01/17	739,239	800,561
Fannie Mae, 5.65%, 6/01/17	150,642	165,416
Fannie Mae, 1.18%, 9/01/17	2,401,348	2,393,316
Fannie Mae, 2.71%, 11/01/17	369,982	382,692
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	22,769,512	25,457,367
Fannie Mae, 3.22%, 12/01/17	498,594	522,359
Fannie Mae, 3.306%, 12/01/17	1,319,938	1,382,266
Fannie Mae, 3.84%, 3/01/18	665,266	709,645
Fannie Mae, 3.99%, 4/01/18	600,000	641,528
Fannie Mae, 3.743%, 6/01/18	2,672,803	2,845,139
Fannie Mae, 5.341%, 6/01/18	481,486	537,246
Fannie Mae, 2.578%, 9/25/18	4,500,000	4,599,491
Fannie Mae, 5.18%, 3/01/19	124,526	134,390
Fannie Mae, 5.51%, 3/01/19	186,739	210,128
Fannie Mae, 1.99%, 10/01/19	2,700,000	2,682,706
Fannie Mae, 4.45%, 10/01/19	514,140	563,571
Fannie Mae, 1.97%, 11/01/19	1,063,833	1,056,254
Fannie Mae, 2.03%, 11/01/19	1,327,857	1,322,027
Fannie Mae, 4.88%, 3/01/20	23,955	26,051
Fannie Mae, 5%, 6/01/20 - 7/01/40	19,182,018	21,159,802
Fannie Mae, 5.19%, 9/01/20	172,747	186,516
Fannie Mae, 3.416%, 10/01/20	1,617,893	1,705,090
Fannie Mae, 2.14%, 5/01/21	975,834	952,461
Fannie Mae, 3.89%, 7/01/21	1,196,940	1,281,962
Fannie Mae, 2.56%, 10/01/21	850,901	840,463
Fannie Mae, 2.64%, 11/01/21	1,287,174	1,292,201
Fannie Mae, 2.75%, 3/01/22	1,209,795	1,203,698
Fannie Mae, 6%, 8/01/22 - 3/01/39	7,202,946	8,148,603
Fannie Mae, 2.525%, 10/01/22	1,931,560	1,909,114
Fannie Mae, 2.68%, 3/01/23	1,852,240	1,842,935
Fannie Mae, 2.41%, 5/01/23	2,156,788	2,094,246
Fannie Mae, 2.55%, 5/01/23	1,107,973	1,086,841
Fannie Mae, 4.5%, 5/01/24 - 4/01/44	16,421,397	17,786,998
Fannie Mae, 4%, 3/01/25 - 4/01/41	13,626,541	14,381,100
Fannie Mae, 4.5%, 5/01/25	202,460	216,078
Fannie Mae, 3.5%, 9/01/25 - 1/01/42	7,264,211	7,569,128
Fannie Mae, 6.5%, 7/01/32 - 1/01/33	12,353	14,207
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	10,187,317	10,427,459
Fannie Mae, TBA, 3%, 10/01/29	2,960,000	3,048,800
Fannie Mae, TBA, 4%, 10/01/44 - 12/01/44	80,955,000	85,262,429
Federal Home Loan Bank, 5%, 7/01/35	5,592,155	6,183,437
Federal Home Loan Bank, 3%, 5/01/43	2,490,013	2,478,086
Freddie Mac, 3.034%, 10/25/20	2,606,000	2,698,372
Freddie Mac, 3.5%, 7/01/42	6,172,172	6,307,520
Freddie Mac, 1.655%, 11/25/16	1,696,158	1,720,647
Freddie Mac, 1.426%, 8/25/17	9,701,000	9,741,133
Freddie Mac, 3.882%, 11/25/17	1,936,000	2,064,880
Freddie Mac, 3.154%, 2/25/18	935,000	980,518
Freddie Mac, 5%, 7/01/18 - 4/01/40	1,692,099	1,871,919

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.412%, 8/25/18	$2,300,000	$2,348,647
Freddie Mac, 2.303%, 9/25/18	8,971,000	9,106,058
Freddie Mac, 2.323%, 10/25/18	1,194,000	1,212,004
Freddie Mac, 2.22%, 12/25/18	1,200,000	1,212,462
Freddie Mac, 2.13%, 1/25/19	6,184,000	6,229,397
Freddie Mac, 2.086%, 3/25/19	7,200,000	7,217,266
Freddie Mac, 1.883%, 5/25/19	8,450,000	8,388,509
Freddie Mac, 5.5%, 6/01/19 - 1/01/38	1,199,971	1,342,764
Freddie Mac, 4.186%, 8/25/19	1,110,000	1,208,199
Freddie Mac, 1.869%, 11/25/19	6,121,000	6,028,836
Freddie Mac, 4.251%, 1/25/20	807,000	882,538
Freddie Mac, 2.757%, 5/25/20	950,082	981,622
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	6,023,501	6,257,574
Freddie Mac, 2.856%, 1/25/21	5,331,000	5,449,961
Freddie Mac, 2.682%, 10/25/22	3,049,000	3,023,629
Freddie Mac, 3.3%, 4/25/23	6,099,972	6,293,542
Freddie Mac, 3.06%, 7/25/23	4,230,000	4,276,822
Freddie Mac, 3.531%, 7/25/23	2,401,000	2,513,328
Freddie Mac, 3.458%, 8/25/23	14,256,000	14,841,123
Freddie Mac, 4%, 7/01/25 - 11/01/43	23,832,869	25,139,168
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	1,423,548	1,535,238
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	20,564,619	21,037,126
Freddie Mac, 6%, 8/01/34 - 7/01/38	320,039	365,605
Freddie Mac, 3%, 4/01/43 - 5/01/43	3,586,130	3,564,502
Freddie Mac, TBA, 4%, 10/01/44	5,913,000	6,225,277
Ginnie Mae, 4.5%, 6/20/41	1,795,970	1,955,992
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	5,131,066	5,763,028
Ginnie Mae, 6%, 1/20/36 - 1/15/39	667,263	755,176
Ginnie Mae, 4.5%, 4/15/39 - 10/20/43	43,221,297	47,082,228
Ginnie Mae, 4%, 10/20/40 - 10/20/42	7,370,027	7,835,814
Ginnie Mae, 3.5%, 11/15/40 - 7/20/43	16,621,023	17,220,458
Ginnie Mae TBA, 4%, 10/01/44	1,800,000	1,907,578
Ginnie Mae, TBA, 4%, 10/01/44	2,900,000	3,076,039

		$516,772,628

Municipals – 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,750,000	$1,756,108

Natural Gas – Distribution – 0.0%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$764,000	$761,214

Network & Telecom – 1.0%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$5,491,000	$5,627,770
Verizon Communications, Inc., 5.15%, 9/15/23	4,299,000	4,760,579
Verizon Communications, Inc., 6.55%, 9/15/43	15,076,000	18,835,834

		$29,224,183

Oil Services – 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$6,277,253	$6,512,650

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – continued
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	$8,144,000	$8,131,841

		$14,644,491

Other Banks & Diversified Financials – 2.8%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,885,000	$2,989,953
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	5,269,000	5,373,405
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,570,000	2,878,400
BPCE S.A., 4.5%, 3/15/25 (n)	5,771,000	5,594,015
Capital One Bank (USA) N.A., 3.375%, 2/15/23	10,111,000	9,906,212
Capital One Financial Corp., 6.15%, 9/01/16	1,970,000	2,152,542
Citigroup, Inc., 4.875%, 5/07/15	1,000,000	1,025,110
Citigroup, Inc., 5.5%, 10/15/14	178,000	178,331
Citigroup, Inc., 8.5%, 5/22/19	3,510,000	4,387,384
Citigroup, Inc., 3.75%, 6/16/24	11,122,000	11,087,666
Discover Bank, 7%, 4/15/20	7,009,000	8,292,075
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	7,880,000	10,697,100
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	3,180,000	3,098,388
Macquarie Group Ltd., 6%, 1/14/20 (n)	5,268,000	5,910,886
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,320,000	1,347,434
Rabobank Nederland N.V., 3.95%, 11/09/22	4,408,000	4,426,765
Santander Holdings USA, Inc., 4.625%, 4/19/16	2,621,000	2,760,870

		$82,106,536

Pharmaceuticals – 1.8%
Celgene Corp., 2.45%, 10/15/15	$4,949,000	$5,035,306
Celgene Corp., 1.9%, 8/15/17	5,062,000	5,099,550
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	21,349,000	22,774,686
Gilead Sciences, Inc., 4.8%, 4/01/44	6,643,000	6,981,541
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	9,309,000	8,870,621
VPII Escrow Corp., 6.75%, 8/15/18 (z)	3,795,000	4,003,725

		$52,765,429

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 3/15/23	$862,000	$937,366

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$2,417,000	$2,503,342

Real Estate – Healthcare – 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$5,515,000	$5,402,726
HCP, Inc., REIT, 5.375%, 2/01/21	1,134,000	1,265,415

		$6,668,141

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Office – 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,395,000	$5,709,717
Boston Properties LP, REIT, 3.8%, 2/01/24	3,803,000	3,815,219

		$9,524,936

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/16	$1,013,000	$1,098,606

Real Estate – Retail – 0.5%
DDR Corp., REIT, 3.375%, 5/15/23	$5,368,000	$5,141,309
DDR Corp., REIT, 4.625%, 7/15/22	2,365,000	2,499,247
Kimco Realty Corp., REIT, 5.783%, 3/15/16	1,794,000	1,916,344
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	3,213,000	4,269,187

		$13,826,087

Restaurants – 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,259,000	$6,807,320

Retailers – 1.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$7,156,000	$7,006,862
Cencosud S.A., 5.5%, 1/20/21	3,126,000	3,304,707
Gap, Inc., 5.95%, 4/12/21	7,230,000	8,222,404
Home Depot, Inc., 5.95%, 4/01/41	2,318,000	2,887,711
Kohl’s Corp., 3.25%, 2/01/23	5,182,000	5,016,808
Target Corp., 3.5%, 7/01/24	6,246,000	6,251,996

		$32,690,488

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/21	$5,300,000	$5,741,898
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	3,236,000	3,464,138

		$9,206,036

Supermarkets – 0.1%
Delhaize Group, 4.125%, 4/10/19	$718,000	$755,745
Kroger Co., 3.85%, 8/01/23	2,248,000	2,291,177

		$3,046,922

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT, 3.5%, 1/31/23	$5,862,000	$5,572,892
American Tower Corp., REIT, 5%, 2/15/24	7,009,000	7,346,294
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,171,000	3,668,134
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,400,000	2,645,398
MTS International Funding Ltd., 5%, 5/30/23 (n)	4,798,000	4,114,285
Rogers Communications, Inc., 5%, 3/15/44	3,525,000	3,593,879

		$26,940,882

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 0.7%
Altria Group, Inc., 2.85%, 8/09/22	$7,089,000	$6,790,099
Altria Group, Inc., 2.95%, 5/02/23	2,030,000	1,935,069
Lorillard Tobacco Co., 8.125%, 6/23/19	3,344,000	4,090,745
Reynolds American, Inc., 6.75%, 6/15/17	7,300,000	8,238,853

		$21,054,766

Transportation – Services – 0.4%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,690,000	$3,552,898
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	1,612,000	1,614,923
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	7,035,000	6,683,250

		$11,851,071

U.S. Government Agencies and Equivalents – 2.3%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$980,000	$1,009,155
Small Business Administration, 2.08%, 4/01/33	6,445,593	6,180,050
Small Business Administration, 2.45%, 6/01/33	7,760,432	7,590,888
Small Business Administration, 2.13%, 1/01/33	4,583,230	4,400,650
Small Business Administration, 2.21%, 2/01/33	1,148,672	1,103,678
Small Business Administration, 2.22%, 3/01/33	4,208,718	4,051,853
Small Business Administration, 4.99%, 9/01/24	38,073	41,018
Small Business Administration, 3.25%, 11/01/30	713,942	731,460
Small Business Administration, 4.86%, 1/01/25	97,375	104,185
Small Business Administration, 4.625%, 2/01/25	94,905	100,191
Small Business Administration, 2.85%, 9/01/31	1,536,172	1,544,332
Small Business Administration, 5.11%, 4/01/25	77,328	83,598
Small Business Administration, 4.93%, 1/01/24	33,624	35,990
Small Business Administration, 2.37%, 8/01/32	1,296,939	1,253,894
Small Business Administration, 3.21%, 9/01/30	7,294,785	7,449,826
Small Business Administration, 3.15%, 7/01/33	10,428,811	10,634,807
Small Business Administration, 3.16%, 8/01/33	10,552,098	10,749,693
Small Business Administration, 3.62%, 9/01/33	9,594,938	10,104,390
Small Business Administration, 4.43%, 5/01/29	796,218	857,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.34%, 3/01/24	$49,544	$51,813

		$68,079,179

U.S. Treasury Obligations – 23.0%
U.S. Treasury Bonds, 3.375%, 11/15/19	$1,800,000	$1,937,954
U.S. Treasury Bonds, 4.5%, 2/15/36	36,197,000	44,675,025
U.S. Treasury Bonds, 4.75%, 2/15/37	22,300,000	28,488,250
U.S. Treasury Bonds, 4.375%, 2/15/38	17,377,000	21,094,045
U.S. Treasury Bonds, 4.5%, 8/15/39	60,341,600	74,889,598
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	495,938
U.S. Treasury Bonds, 3.125%, 2/15/42	1,300,000	1,287,203
U.S. Treasury Notes, 2.125%, 5/31/15 (f)	76,244,000	77,283,434
U.S. Treasury Notes, 0.375%, 11/15/15	5,600,000	5,611,374
U.S. Treasury Notes, 0.375%, 2/15/16	92,025,000	92,140,031
U.S. Treasury Notes, 0.875%, 12/31/16	101,350,000	101,619,186
U.S. Treasury Notes, 0.75%, 6/30/17	93,651,000	93,029,064
U.S. Treasury Notes, 2.875%, 3/31/18	2,000,000	2,104,844
U.S. Treasury Notes, 2.625%, 4/30/18	1,600,000	1,670,125
U.S. Treasury Notes, 1.5%, 8/31/18	13,955,000	13,948,455
U.S. Treasury Notes, 1%, 6/30/19	110,722,000	106,890,022
U.S. Treasury Notes, 1%, 8/31/19	5,600,000	5,388,690
U.S. Treasury Notes, 3.625%, 2/15/20	4,200,000	4,578,328
U.S. Treasury Notes, TIPS, 1.625%, 1/15/15	860,941	861,546
U.S. Treasury Notes, TIPS, 2%, 1/15/16	1,476,480	1,528,387

		$679,521,499

Utilities – Electric Power – 2.4%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$6,436,000	$7,134,197
CMS Energy Corp., 6.25%, 2/01/20	1,925,000	2,255,626
CMS Energy Corp., 5.05%, 3/15/22	5,272,000	5,890,906
Constellation Energy Group, Inc., 5.15%, 12/01/20	2,487,000	2,753,504

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Duke Energy Corp., 3.75%, 4/15/24	$2,859,000	$2,931,004
EDP Finance B.V., 5.25%, 1/14/21 (n)	3,848,000	3,999,496
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	5,095,000	5,099,662
Enel Finance International S.A., 6.25%, 9/15/17 (n)	3,623,000	4,068,096
Enel Finance International S.A., 6%, 10/07/39 (n)	3,700,000	4,213,752
Exelon Corp., 4.9%, 6/15/15	5,842,000	6,012,557
Exelon Generation Co. LLC, 4.25%, 6/15/22	3,983,000	4,104,772
Florida Power & Light Co., 4.05%, 10/01/44	4,535,000	4,477,197
Pacific Gas & Electric Co., 3.25%, 6/15/23	2,431,000	2,406,768
PPL Capital Funding, Inc., 5%, 3/15/44	3,429,000	3,704,722
PPL Corp., 3.5%, 12/01/22	1,050,000	1,056,815
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	8,842,000	9,925,437
Waterford 3 Funding Corp., 8.09%, 1/02/17	39,491	39,475

		$70,073,986

Total Bonds		$2,954,321,940

MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	101,341,118	$101,341,118

Total Investments		$3,055,663,058

OTHER ASSETS, LESS LIABILITIES – (3.2)%		(95,297,599)

NET ASSETS – 100.0%		$2,960,365,459

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $431,917,183 representing 14.6% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, FRN, 1.333%, 4/20/25	3/12/14	$7,199,308	$7,187,701
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	28,061	168
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	17,763	—

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	$57,875	$—
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	34,927	—
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07	12,905	—
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40	3/01/06	146,315	87,276
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35	9/14/10-3/25/11	1,112,492	1,217,383
Commercial Mortgage Asset Trust, FRN, 0.82%, 1/17/32	4/09/12	3,708	3,028
Dryden Senior Loan Fund, “A”, FRN, 1.613%, 1/15/25	9/19/14	7,538,952	7,514,078
Falcon Franchise Loan LLC, FRN, 17.621%, 1/05/25	1/29/03	1,227	4,202
First Union National Bank Commercial Mortgage Trust, FRN, 2.009%, 1/12/43	4/09/12	5	244
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.633%, 1/17/26	7/24/14-9/09/14	8,317,665	8,303,386
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.553%, 4/10/28	3/25/14	7,424,000	7,426,955
Metropolitan Life Global Funding I, 1.7%, 6/29/15	10/25/12-10/26/12	5,327,431	5,346,695
Preferred Term Securities XIX Ltd., CDO, FRN, 0.584%, 12/22/35	3/28/11	246,567	270,572
SES S.A., 5.3%, 4/04/43	1/08/14	3,178,501	3,464,508
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	3,795,000	4,003,725
Total Restricted Securities			$44,829,921
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 9/30/14

Futures Contracts at 9/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	1,000	$124,640,625	December - 2014	$1,036,812
U.S. Treasury Bond 30 yr (Short)	USD	360	49,646,250	December - 2014	648,126

					$1,684,938

At September 30, 2014, the fund had liquid securities with an aggregate value of $1,987,728 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$747,600,678	$—	$747,600,678
Non-U.S. Sovereign Debt	—	27,357,117	—	27,357,117
Municipal Bonds	—	1,756,108	—	1,756,108
U.S. Corporate Bonds	—	1,016,454,840	—	1,016,454,840
Residential Mortgage-Backed Securities	—	523,392,040	—	523,392,040
Commercial Mortgage-Backed Securities	—	238,796,043	—	238,796,043
Asset-Backed Securities (including CDOs)	—	118,360,192	—	118,360,192
Foreign Bonds	—	280,604,922	—	280,604,922
Mutual Funds	101,341,118	—	—	101,341,118
Total Investments	$101,341,118	$2,954,321,940	$—	$3,055,663,058

Other Financial Instruments
Futures Contracts	$1,684,938	$—	$—	$1,684,938

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,031,304,435
Gross unrealized appreciation	55,110,222
Gross unrealized depreciation	(30,751,599)
Net unrealized appreciation (depreciation)	$24,358,623

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,373,017	648,325,853	(689,357,752)	101,341,118

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$80,721	$101,341,118

QUARTERLY REPORT

September 30, 2014

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 0.7%
FLIR Systems, Inc.	207,532	$6,504,052

Automotive – 0.6%
Mobileye N.V. (a)	103,445	$5,543,617

Biotechnology – 2.4%
Exact Sciences Corp. (a)	322,331	$6,246,774
Isis Pharmaceuticals, Inc. (a)	108,288	4,204,822
MiMedx Group, Inc. (a)(l)	584,120	4,164,775
Puma Biotechnology, Inc. (a)	14,260	3,402,008
Tesaro, Inc. (a)	94,128	2,533,926

		$20,552,305

Broadcasting – 0.6%
Live Nation, Inc. (a)	229,194	$5,505,240

Brokerage & Asset Managers – 2.2%
FXCM, Inc., “A”	601,580	$9,535,043
LPL Financial Holdings, Inc.	72,372	3,332,731
NASDAQ OMX Group, Inc.	137,954	5,852,009

		$18,719,783

Business Services – 9.0%
Borderfree, Inc. (a)	309,301	$3,989,983
Bright Horizons Family Solutions, Inc. (a)	314,462	13,226,272
Concur Technologies, Inc. (a)	36,320	4,606,102
Constant Contact, Inc. (a)	541,697	14,701,657
CoStar Group, Inc. (a)	70,263	10,928,707
Gartner, Inc. (a)	106,469	7,822,277
Paylocity Holding Corp. (a)	95,554	1,877,636
Performant Financial Corp. (a)	269,471	2,177,326
Ultimate Software Group, Inc. (a)	94,394	13,357,695
Xoom Corp. (a)	248,539	5,455,431

		$78,143,086

Chemicals – 0.1%
Marrone Bio Innovations, Inc. (a)(l)	345,731	$919,644

Computer Software – 1.4%
Qlik Technologies, Inc. (a)	163,664	$4,425,475
SolarWinds, Inc. (a)	182,166	7,660,080

		$12,085,555

Computer Software – Systems – 9.1%
Benefitfocus, Inc. (a)(l)	116,684	$3,143,467
Cvent, Inc. (a)	459,661	11,661,600
Demandware, Inc. (a)	158,000	8,045,360
E2open, Inc. (a)	425,616	3,962,485
Exa Corp. (a)	217,664	2,455,250
Fleetmatics Group PLC (a)	293,160	8,941,380
Model N, Inc. (a)	706,435	6,965,449
PROS Holdings, Inc. (a)	215,841	5,439,193
SciQuest, Inc. (a)	895,039	13,461,387
ServiceNow, Inc. (a)	150,058	8,820,409
SS&C Technologies Holdings, Inc. (a)	90,056	3,952,558
Varonis Systems, Inc. (a)	79,078	1,668,546

		$78,517,084

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 1.8%
Eagle Materials, Inc.	91,605	$9,328,137
Trex Co., Inc. (a)	187,762	6,490,932

		$15,819,069

Consumer Services – 5.1%
Diamond Resorts International, Inc. (a)	267,882	$6,096,994
HomeAway, Inc. (a)	330,338	11,726,999
MakeMyTrip Ltd. (a)	218,147	6,071,031
Nord Anglia Education, Inc. (a)	466,824	7,936,008
Servicemaster Global Holdings, Inc. (a)	251,068	6,075,846
TripAdvisor, Inc. (a)	68,445	6,257,242

		$44,164,120

Electrical Equipment – 2.2%
Advanced Drainage Systems, Inc. (a)	434,167	$9,095,799
MSC Industrial Direct Co., Inc., “A”	53,679	4,587,407
Sensata Technologies Holding B.V. (a)	124,924	5,562,866

		$19,246,072

Electronics – 1.4%
Silicon Laboratories, Inc. (a)	107,369	$4,363,476
Stratasys Ltd. (a)	64,159	7,749,124

		$12,112,600

Energy – Independent – 5.2%
Alpha Natural Resources, Inc. (a)	576,981	$1,430,913
Cabot Oil & Gas Corp.	209,721	6,855,779
Foresight Energy LP	341,102	6,228,523
Memorial Resource Development Corp. (a)	218,522	5,924,131
Peabody Energy Corp.	867,699	10,742,114
Range Resources Corp.	63,440	4,301,866
Rice Energy, Inc. (a)	304,782	8,107,201
Walter Energy, Inc. (l)	480,132	1,123,509

		$44,714,036

Engineering – Construction – 0.9%
Team, Inc. (a)	199,672	$7,569,566

Entertainment – 0.3%
DHX Media Ltd.	285,539	$2,228,323

Food & Beverages – 1.2%
Flowers Foods, Inc.	374,974	$6,884,523
Keurig Green Mountain, Inc.	29,499	3,838,705

		$10,723,228

Food & Drug Stores – 0.8%
Brazil Pharma S.A. (a)	2,915,525	$4,490,462
Fairway Group Holdings Corp. (a)(l)	604,779	2,261,873

		$6,752,335

Gaming & Lodging – 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	203,553	$7,331,979

General Merchandise – 1.3%
Five Below, Inc. (a)	276,379	$10,947,372

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 5.9%
Dealertrack Holdings, Inc. (a)	213,817	$9,281,796
GrubHub, Inc. (a)(l)	178,015	6,095,234
LinkedIn Corp., “A” (a)	20,005	4,156,839
Pandora Media, Inc. (a)	256,574	6,198,828
Shutterstock, Inc. (a)	128,197	9,150,702
Trulia, Inc. (a)	164,803	8,058,867
Yelp, Inc. (a)	118,282	8,072,747

		$51,015,013

Machinery & Tools – 3.8%
Allison Transmission Holdings, Inc.	192,561	$5,486,063
IPG Photonics Corp. (a)	132,313	9,100,488
Joy Global, Inc.	109,818	5,989,474
Nordson Corp.	37,169	2,827,446
Polypore International, Inc. (a)	151,840	5,908,094
WABCO Holdings, Inc. (a)	40,613	3,693,752

		$33,005,317

Medical & Health Technology & Services – 6.4%
Advisory Board Co. (a)	235,891	$10,990,162
Brookdale Senior Living, Inc. (a)	219,407	7,069,294
Capital Senior Living Corp. (a)	516,331	10,961,707
Healthcare Services Group, Inc.	410,578	11,746,637
HealthStream, Inc. (a)	414,182	9,944,510
IDEXX Laboratories, Inc. (a)	38,865	4,579,463

		$55,291,773

Medical Equipment – 7.4%
Align Technology, Inc. (a)	147,012	$7,597,580
Cardiovascular Systems, Inc. (a)	280,396	6,625,757
Cepheid, Inc. (a)	162,987	7,176,318
DexCom, Inc. (a)	207,285	8,289,327
GenMark Diagnostics, Inc. (a)	575,172	5,159,293
Masimo Corp. (a)	235,758	5,016,930
Novadaq Technologies, Inc. (a)	336,380	4,268,662
PerkinElmer, Inc.	100,178	4,367,761
Roka Bioscience, Inc. (a)	387,805	3,897,440
TearLab Corp. (a)(l)	1,086,018	3,692,461
Thoratec Corp. (a)	260,467	6,962,283
Uroplasty, Inc. (a)	621,447	1,553,618

		$64,607,430

Metals & Mining – 4.0%
Century Aluminum Co. (a)	272,499	$7,076,799
Globe Specialty Metals, Inc.	428,871	7,801,163
GrafTech International Ltd. (a)	827,227	3,788,700
Horsehead Holding Corp. (a)	442,047	7,307,037
Iluka Resources Ltd.	1,259,876	8,670,245

		$34,643,944

Natural Gas – Pipeline – 0.5%
StealthGas, Inc. (a)	437,560	$3,986,172

Oil Services – 3.0%
Atwood Oceanics, Inc.	320,287	$13,993,339
Dril-Quip, Inc. (a)	39,911	3,568,043

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – continued
Frank’s International N.V.	438,102	$8,192,507

		$25,753,889

Other Banks & Diversified Financials – 2.1%
Air Lease Corp.	150,087	$4,877,828
CAI International, Inc. (a)	119,769	2,317,530
First Republic Bank	135,776	6,704,619
PrivateBancorp, Inc.	157,880	4,722,191

		$18,622,168

Pharmaceuticals – 2.2%
Aratana Therapeutics, Inc. (a)	315,917	$3,171,807
Kythera Biopharmaceuticals, Inc. (a)	214,914	7,040,583
MediWound Ltd. (a)	194,278	1,216,180
Receptos, Inc. (a)	35,938	2,232,109
TherapeuticsMD, Inc. (a)(l)	1,201,488	5,574,904

		$19,235,583

Railroad & Shipping – 2.3%
Diana Shipping, Inc. (a)	1,397,037	$12,489,511
Navios Maritime Holdings, Inc.	1,282,824	7,696,944

		$20,186,455

Restaurants – 4.1%
Arcos Dorados Holdings, Inc. (l)	1,002,693	$5,996,104
Chuy’s Holdings, Inc. (a)	253,856	7,968,540
Dunkin Brands Group, Inc.	308,286	13,817,379
Noodles & Co. (a)(l)	164,652	3,159,672
Zoe’s Kitchen, Inc. (a)(l)	145,510	4,475,888

		$35,417,583

Special Products & Services – 0.4%
WL Ross Holding Corp. (a)	320,994	$3,437,846

Specialty Chemicals – 1.7%
Albemarle Corp.	199,074	$11,725,459
PolyOne Corp.	96,780	3,443,432

		$15,168,891

Specialty Stores – 5.7%
Burlington Stores, Inc. (a)	230,089	$9,171,348
Citi Trends, Inc. (a)	524,031	11,581,085
Lumber Liquidators Holdings, Inc. (a)	115,956	6,653,555
Tile Shop Holdings, Inc. (a)(l)	698,462	6,460,774
Urban Outfitters, Inc. (a)	417,933	15,338,141

		$49,204,903

Trucking – 1.8%
Swift Transportation Co. (a)	726,251	$15,236,746

Total Common Stocks		$852,912,779

	Strike Price		First Exercise

WARRANTS – 0.0%
Food & Drug Stores – 0.0%
Brasil Pharma SA (1 share for 1 warrant) (a)	BRL	5.50	6/25/14	348,793	$56,998

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	12,881,207	$12,881,207

COLLATERAL FOR SECURITIES LOANED – 1.5%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	12,642,024	$12,642,024

Total Investments		$878,493,008

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(11,846,661)

Net Assets – 100.0%		$866,646,347

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$775,786,574	$—	$—	$775,786,574
Greece	24,172,626	—	—	24,172,626
Australia	8,670,245	—	—	8,670,245
Hong Kong	7,936,008	—	—	7,936,008
Israel	7,749,124	—	—	7,749,124
Canada	6,496,986	—	—	6,496,986
India	6,071,031	—	—	6,071,031
Argentina	5,996,104	—	—	5,996,104
Netherlands	5,543,618	—	—	5,543,618
Other Countries	4,490,463	56,998	—	4,547,461
Mutual Funds	25,523,231	—	—	25,523,231
Total Investments	$878,436,010	$56,998	$—	$878,493,008

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$850,835,983
Gross unrealized appreciation	106,782,489
Gross unrealized depreciation	(79,125,464)
Net unrealized appreciation (depreciation)	$27,657,025

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	670,255	158,453,499	(146,242,547)	12,881,207

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,261	$12,881,207

5

QUARTERLY REPORT

September 30, 2014

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.0%
Aerospace – 3.0%
Honeywell International, Inc.	8,239	$767,216
Precision Castparts Corp.	2,050	485,604
United Technologies Corp.	6,411	677,002

		$1,929,822

Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A” (a)	1,466	$127,777

Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	2,060	$183,752
PVH Corp.	3,073	372,294
VF Corp.	2,196	145,002

		$701,048

Automotive – 1.1%
Delphi Automotive PLC	8,591	$526,972
Johnson Controls, Inc.	4,606	202,664

		$729,636

Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc. (a)	2,138	$354,523
Biogen Idec, Inc. (a)	1,602	529,958
Illumina, Inc. (a)	236	38,685
MiMedx Group, Inc. (a)(l)	9,592	68,391
Puma Biotechnology, Inc. (a)	976	232,844

		$1,224,401

Broadcasting – 2.3%
Time Warner, Inc.	5,945	$447,123
Twenty-First Century Fox, Inc.	22,385	767,582
Walt Disney Co.	3,231	287,656

		$1,502,361

Brokerage & Asset Managers – 1.5%
Affiliated Managers Group, Inc. (a)	537	$107,593
BlackRock, Inc.	594	195,022
Franklin Resources, Inc.	3,737	204,078
FXCM, Inc., “A”	9,433	149,513
NASDAQ OMX Group, Inc.	7,702	326,719

		$982,925

Business Services – 2.4%
Accenture PLC, “A”	2,890	$235,015
Bright Horizons Family Solutions, Inc. (a)	7,570	318,394
Fidelity National Information Services, Inc.	5,877	330,875
FleetCor Technologies, Inc. (a)	1,493	212,185
Forrester Research, Inc.	2,900	106,894
Gartner, Inc. (a)	3,132	230,108
Wex, Inc. (a)	1,210	133,487

		$1,566,958

Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	1,679	$254,150
Comcast Corp., “Special A”	6,083	325,441

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Time Warner Cable, Inc.	2,415	$346,528

		$926,119

Chemicals – 1.8%
Agrium, Inc.	2,109	$187,483
Celanese Corp.	4,744	277,619
E.I. du Pont de Nemours & Co.	5,531	396,905
Monsanto Co.	2,713	305,240

		$1,167,247

Computer Software – 3.6%
Adobe Systems, Inc. (a)	2,415	$167,094
Check Point Software Technologies Ltd. (a)	8,210	568,460
Citrix Systems, Inc. (a)	3,950	281,793
Oracle Corp.	10,813	413,922
Qlik Technologies, Inc. (a)	11,813	319,424
Salesforce.com, Inc. (a)	10,508	604,525

		$2,355,218

Computer Software – Systems – 5.1%
Apple, Inc. (s)	16,272	$1,639,404
EMC Corp.	25,695	751,836
Hewlett-Packard Co.	3,589	127,302
NCR Corp. (a)	6,788	226,787
SS&C Technologies Holdings, Inc. (a)	2,989	131,187
Vantiv, Inc., “A” (a)	14,399	444,929

		$3,321,445

Construction – 1.5%
Fortune Brands Home & Security, Inc.	6,310	$259,404
Pool Corp.	1,426	76,890
Sherwin-Williams Co.	2,775	607,697

		$943,991

Consumer Products – 2.3%
Colgate-Palmolive Co.	6,495	$423,604
Newell Rubbermaid, Inc.	8,097	278,618
Procter & Gamble Co.	9,549	799,633

		$1,501,855

Consumer Services – 1.4%
HomeAway, Inc. (a)	1,962	$69,651
Nord Anglia Education, Inc. (a)	9,446	160,582
Priceline Group, Inc. (a)	598	692,831

		$923,064

Containers – 0.4%
Crown Holdings, Inc. (a)	1,787	$79,557
Packaging Corp. of America	2,988	190,694

		$270,251

Electrical Equipment – 1.0%
Danaher Corp.	6,538	$496,757
Sensata Technologies Holding B.V. (a)	843	37,539

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
W.W. Grainger, Inc.	376	$94,620

		$628,916

Electronics – 4.2%
Altera Corp.	20,921	$748,553
Avago Technologies Ltd.	4,747	412,989
Broadcom Corp., “A”	8,284	334,839
KLA-Tencor Corp.	2,977	234,528
Mellanox Technologies Ltd. (a)	4,678	209,902
Microchip Technology, Inc.	10,487	495,301
Rubicon Technology, Inc. (a)(l)	11,925	50,681
Texas Instruments, Inc.	2,690	128,286
Ultratech, Inc. (a)	4,520	102,830

		$2,717,909

Energy – Independent – 4.2%
Access Midstream Partners LP	2,431	$154,709
Anadarko Petroleum Corp.	2,870	291,133
Athlon Energy, Inc. (a)	2,013	117,217
Cabot Oil & Gas Corp.	1,928	63,026
Clayton Williams Energy, Inc. (a)	256	24,691
Concho Resources, Inc. (a)	839	105,202
CONSOL Energy, Inc.	1,269	48,044
EOG Resources, Inc.	1,745	172,790
Goodrich Petroleum Corp. (a)(l)	3,141	46,550
Gulfport Energy Corp. (a)	1,274	68,032
Marathon Petroleum Corp.	5,681	481,010
Memorial Resource Development Corp. (a)	3,748	101,608
Noble Energy, Inc.	4,906	335,374
PDC Energy, Inc. (a)	1,426	71,714
Peabody Energy Corp.	1,396	17,282
Pioneer Natural Resources Co.	1,426	280,879
Rice Energy, Inc. (a)	3,681	97,915
Targa Resources Corp.	1,161	158,093
Whiting Petroleum Corp. (a)	1,158	89,803

		$2,725,072

Energy – Integrated – 3.5%
Chevron Corp.	8,272	$987,015
Hess Corp. (s)	13,688	1,291,052

		$2,278,067

Food & Beverages – 2.9%
Coca-Cola Co.	16,802	$716,773
Flowers Foods, Inc.	6,957	127,731
General Mills, Inc.	5,461	275,507
Mondelez International, Inc.	10,290	352,587
Pinnacle Foods, Inc.	5,588	182,448
WhiteWave Foods Co., “A” (a)	6,160	223,793

		$1,878,839

Food & Drug Stores – 1.0%
CVS Health Corp.	7,292	$580,370
Fairway Group Holdings Corp. (a)(l)	18,953	70,884

		$651,254

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	1,581	$131,555
Wynn Resorts Ltd.	2,199	411,389

		$542,944

General Merchandise – 1.3%
Kohl’s Corp.	6,365	$388,456
Target Corp.	7,205	451,609

		$840,065

Health Maintenance Organizations – 0.9%
Aetna, Inc.	4,667	$378,027
UnitedHealth Group, Inc.	2,157	186,041

		$564,068

Insurance – 3.4%
American International Group, Inc.	18,575	$1,003,422
MetLife, Inc.	17,260	927,207
Safety Insurance Group, Inc.	5,154	277,852

		$2,208,481

Internet – 3.2%
Facebook, Inc., “A” (a)	6,680	$527,987
Google, Inc., “A” (a)	1,133	666,669
Google, Inc., “C” (a)	1,020	588,907
LinkedIn Corp., “A” (a)	1,359	282,387

		$2,065,950

Machinery & Tools – 2.7%
Colfax Corp. (a)	4,571	$260,410
Eaton Corp. PLC	6,208	393,401
IPG Photonics Corp. (a)	2,623	180,410
Joy Global, Inc.	4,035	220,069
Kennametal, Inc.	3,739	154,458
Roper Industries, Inc.	3,665	536,153

		$1,744,901

Major Banks – 4.3%
Bank of America Corp.	14,848	$253,158
Goldman Sachs Group, Inc.	1,640	301,055
JPMorgan Chase & Co. (s)	13,013	783,903
Morgan Stanley	9,000	311,130
State Street Corp.	4,179	307,616
Wells Fargo & Co.	15,867	823,021

		$2,779,883

Medical & Health Technology & Services – 1.0%
Cerner Corp. (a)	1,475	$87,866
Express Scripts Holding Co. (a)	6,404	452,315
Henry Schein, Inc. (a)	947	110,297

		$650,478

Medical Equipment – 4.1%
Abbott Laboratories	16,577	$689,437
AtriCure, Inc. (a)	4,357	64,135
Cooper Cos., Inc.	2,575	401,056
Covidien PLC	5,111	442,153
DexCom, Inc. (a)	993	39,710

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
GenMark Diagnostics, Inc. (a)	4,662	$41,818
Heartware International, Inc. (a)	1,054	81,822
OraSure Technologies, Inc. (a)	3,827	27,631
Sirona Dental Systems, Inc. (a)	1,152	88,335
Stryker Corp.	6,381	515,266
TearLab Corp. (a)(l)	14,702	49,987
Thermo Fisher Scientific, Inc.	2,009	244,495

		$2,685,845

Metals & Mining – 0.4%
First Quantum Minerals Ltd.	6,444	$124,398
Lundin Mining Corp. (a)	27,090	133,763

		$258,161

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	4,490	$248,522

Network & Telecom – 0.1%
Ixia (a)	9,173	$83,841

Oil Services – 1.6%
Cameron International Corp. (a)	2,498	$165,817
Halliburton Co.	7,098	457,892
Schlumberger Ltd.	4,003	407,065

		$1,030,774

Other Banks & Diversified Financials – 5.6%
American Express Co.	2,637	$230,843
BB&T Corp.	10,145	377,495
Citigroup, Inc.	13,911	720,868
Discover Financial Services	12,282	790,838
EuroDekania Ltd. (a)	50,820	23,108
PrivateBancorp, Inc.	9,818	293,656
Texas Capital Bancshares, Inc. (a)	4,794	276,518
Visa, Inc., “A”	4,174	890,606

		$3,603,932

Pharmaceuticals – 5.8%
AbbVie, Inc.	8,896	$513,833
Actavis PLC (a)	3,642	878,742
Bristol-Myers Squibb Co.	11,815	604,692
Endo International PLC (a)	4,909	335,481
Merck & Co., Inc.	6,281	372,338
Valeant Pharmaceuticals International, Inc. (a)	5,166	677,779
Zoetis, Inc.	9,665	357,122

		$3,739,987

Railroad & Shipping – 1.7%
Canadian Pacific Railway Ltd.	1,917	$397,720
Diana Shipping, Inc. (a)	9,137	81,685
Kansas City Southern Co.	1,015	123,018
Union Pacific Corp.	4,792	519,549

		$1,121,972

Real Estate – 3.0%
Equity Lifestyle Properties, Inc., REIT	8,456	$358,196
Gramercy Property Trust, Inc., REIT	22,267	128,258
Medical Properties Trust, Inc., REIT	27,671	339,246

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	6,814	$447,339
Tanger Factory Outlet Centers, Inc., REIT	9,479	310,153
Weyerhaeuser Co., REIT	12,028	383,212

		$1,966,404

Restaurants – 0.8%
McDonald’s Corp.	3,570	$338,472
YUM! Brands, Inc.	2,754	198,233

		$536,705

Specialty Chemicals – 1.1%
Albemarle Corp.	5,989	$352,752
Amira Nature Foods Ltd (a)	3,686	57,723
W.R. Grace & Co. (a)	3,613	328,566

		$739,041

Specialty Stores – 3.4%
AutoZone, Inc. (a)	496	$252,791
Bed Bath & Beyond, Inc. (a)	4,979	327,768
Burlington Stores, Inc. (a)	8,493	338,531
Children’s Place, Inc.	3,252	154,990
L Brands, Inc.	5,067	339,388
Ross Stores, Inc.	3,622	273,751
Sally Beauty Holdings, Inc. (a)	7,340	200,896
Urban Outfitters, Inc. (a)	8,620	316,354

		$2,204,469

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	7,682	$719,266

Telephone Services – 1.4%
Verizon Communications, Inc.	18,023	$900,970

Tobacco – 1.2%
Altria Group, Inc.	6,934	$318,548
Philip Morris International, Inc.	5,740	478,716

		$797,264

Trucking – 0.5%
Swift Transportation Co. (a)	15,337	$321,770

Utilities – Electric Power – 2.4%
American Electric Power Co., Inc.	4,550	$237,556
Calpine Corp. (a)	7,859	170,540
CMS Energy Corp.	8,112	240,602
Dominion Resources, Inc.	2,424	167,474
Edison International	3,690	206,345
Exelon Corp.	4,473	152,485
NextEra Energy, Inc.	1,367	128,334
NRG Energy, Inc.	4,461	135,971
Pattern Energy Group, Inc.	4,500	139,140

		$1,578,447

Total Common Stocks		$64,988,315

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	315,235	$315,235

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Cost and Net Asset Value (j)	58,026	$58,026

Total Investments		$65,361,576

SECURITIES SOLD SHORT – (0.2)%
Gaming & Lodging – (0.2)%
Marriott International, Inc., “A”	(1,944)	$(135,886)

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(237,131)

Net Assets – 100.0%		$64,988,559

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2014, the fund had cash collateral of $10,290 and other liquid securities with an aggregate value of $699,351 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

5

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,575,614	$—	$—	$62,575,614
Canada	1,521,143	—	—	1,521,143
Israel	568,460	—	—	568,460
Hong Kong	160,582	—	—	160,582
Greece	81,685	—	—	81,685
United Arab Emirates	57,723	—	—	57,723
Cayman Islands	—	—	23,108	23,108
Mutual Funds	373,261	—	—	373,261
Total Investments	$65,338,468	$—	$23,108	$65,361,576
Short Sales	$(135,886)	$—	$—	$(135,886)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$47,191
Change in unrealized appreciation (depreciation)	(23,652)
Partial liquidation proceeds	(431)
Balance as of 9/30/14	$23,108

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2014 is $(23,652).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,033,177
Gross unrealized appreciation	12,979,193
Gross unrealized depreciation	(1,650,794)
Net unrealized appreciation (depreciation)	$11,328,399

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	704,325	9,743,485	(10,132,575)	315,235

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$329	$315,235

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 14, 2014

*	Print name and title of each signing officer under his or her signature.